UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)

480 PIERCE STREET

BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006

Registrant’s telephone number, including area code: (248) 647-9200

Date of fiscal year end: June 30

Date of reporting period: September 30, 2012

Item 1.Schedule of Investments
POI-Munder Bond Fund
POI-Munder Growth Opportunities Fund
POI-Munder Index 500 Fund
POI-Munder Integrity Mid-Cap Value Fund
POI-Munder Integrity Small/Mid-Cap Value Fund
POI-Munder International Equity Fund
POI-Munder International Fund — Core Equity
POI-Munder International Small-Cap Fund
POI-Munder Large-Cap Value Fund
POI-Munder Micro-Cap Equity Fund
POI-Munder Mid-Cap Core Growth Fund
POI-Munder Veracity Small-Cap Value Fund
Item 2.Controls and Procedures
Item 3.Exhibits

SIGNATURES

EX-99

Item 1.	Schedule of Investments.

Munder Bond Fund

Portfolio of Investments, September 30, 2012 (Unaudited) (a)

Principal Amount		Value(b),(c),(e)

ASSET-BACKED SECURITIES — 12.0%
Auto Loans — 8.4%
	AmeriCredit Automobile Receivables Trust:
$720,000	Series 2009-1, Class C, 14.550% due 01/15/2016 (f)	$797,713
1,100,000	Series 2011-4, Class D, 4.080% due 09/08/2017 (f)	1,151,611
	CarMax Auto Owner Trust:
850,000	Series 2009-2, Class B, 4.650% due 08/17/2015 (f)	888,103
1,275,000	Series 2011-1, Class D, 3.620% due 08/15/2017 (f)	1,307,427
664,791	Chesapeake Funding LLC, Series 2009-2A, Class A, 144A, 1.971% due 09/15/2021 (f),(g),(i),(j),(k)	670,110
700,000	Ford Credit Auto Owner Trust, Series 2012-A, Class D, 2.940% due 07/15/2018	717,640
550,000	Ford Credit Floorplan Master Owner Trust, Series 2011-2, Class D, 2.860% due 09/15/2015	551,535
625,000	Huntington Auto Trust, Series 2012-1, Class D, 2.850% due 12/17/2018	635,468
1,000,000	Navistar Financial Dealer Note Master Trust, Series 2009-1, Class B, 144A, 4.467% due 10/26/2015 (f),(g),(i),(j),(k)	1,002,698
1,260,000	Santander Drive Auto Receivables Trust, Series 2011-1, Class D, 4.010% due 02/15/2017 (f)	1,287,610

		9,009,915

Equipment — 1.5%
35,000	GE Equipment Midticket LLC, Series 2009-1, Class B, 5.670% due 11/16/2020	35,482
1,500,000	Great America Leasing Receivables, Series 2009-1, Class C, 144A, 6.480% due 12/15/2016 (f),(i),(j),(k)	1,535,174

		1,570,656

Home Equity Loans — 2.1%
479,184	Citigroup Mortgage Loan Trust Inc, Series 2006-WFH3, Class A3, 0.367% due 10/25/2036 (g)	470,022
4,430	Contimortgage Home Equity Trust, Series 1997-2, Pass thru Certificate, Class A9, 7.090% due 04/15/2028	4,432

1

	Countrywide Asset-Backed Certificates:
228,887	Series 2003-BC6, Class M5, 3.517% due 04/25/2033 (g)	43,827
509,884	Series 2007-BC2, Class 2A2, 0.397% due 06/25/2037 (g)	490,916
131,872	JP Morgan Mortgage Acquisition Corp, Series 2007-CH5, Class A2, 0.267% due 05/25/2037 (g)	129,896
138,823	Park Place Securities Inc, Series 2005-WCH1, Class M2, 0.737% due 01/25/2036 (g)	136,004
53,177	Quest Trust, Series 2004-X3, Class M1, 144A, 1.017% due 09/25/2034 (g),(i),(j),(k)	53,070
572,068	Residential Asset Mortgage Products Inc, Series 2006-RZ4, Class A2, 0.397% due 10/25/2036 (g)	537,483
408,512	Residential Asset Securities Corporation, Series 2003-KS10, Class A14, 4.470% due 03/25/2032 (g)	414,229

		2,279,879

TOTAL ASSET-BACKED SECURITIES
(Cost $13,010,337)		12,860,450

CORPORATE BONDS AND NOTES — 42.5%
Bank — 6.2%
510,000	Bank of America Corp, 3.875% due 03/22/2017	548,830
844,000	Corp Andina de Fomento, SNAT, 4.375% due 06/15/2022 (f)	915,324
415,000	Huntington Bancshares Inc, 7.000% due 12/15/2020	504,288
670,000	KeyCorp, MTN, 5.100% due 03/24/2021 (f)	783,502
1,055,000	PNC Funding Corp, 5.625% due 02/01/2017 (f)	1,214,560
485,000	Royal Bank of Canada, MTN, 2.300% due 07/20/2016	507,100
	Wells Fargo & Co:
520,000	MTN, 4.600% due 04/01/2021 (f)	600,653
1,340,000	5.625% due 12/11/2017 (f)	1,608,832

		6,683,089

Financial — 17.3%
950,000	ACE INA Holdings Inc, 5.900% due 06/15/2019 (f)	1,174,695
390,000	Alleghany Corp, 4.950% due 06/27/2022	424,958
1,360,000	Axis Specialty Finance LLC, 5.875% due 06/01/2020 (f)	1,532,777
1,105,000	Bear Stearns Cos LLC/The, 7.250% due 02/01/2018 (f)	1,378,877

2

200,000	Berkshire Hathaway Inc, 3.400% due 01/31/2022	213,733
710,000	Citigroup Inc, 3.953% due 06/15/2016	759,672
880,000	Fidelity National Financial Inc, 6.600% due 05/15/2017 (f)	984,892
550,000	Ford Motor Credit Co LLC, 5.875% due 08/02/2021	622,248
	General Electric Capital Corp:
65,000	MTN, 4.650% due 10/17/2021	72,850
1,165,000	5.300% due 02/11/2021 (f)	1,336,915
230,000	MTN, 6.750% due 03/15/2032	294,635
725,000	Goldman Sachs Group Inc/The, 6.150% due 04/01/2018 (f)	846,205
	Health Care REIT Inc:
300,000	4.700% due 09/15/2017	331,105
755,000	5.250% due 01/15/2022 (f)	850,177
1,250,000	Kilroy Realty LP, 4.800% due 07/15/2018 (f)	1,381,620
900,000	Liberty Property LP, 5.650% due 08/15/2014 (f)	962,616
425,000	Lincoln National Corp, 6.050% due 04/20/2067 (becomes variable April 2017)	415,969
750,000	MetLife Inc, Series A, 6.817% due 08/15/2018 (f)	943,723
1,350,000	National Rural Utilities Cooperative Finance Corp, 10.375% due 11/01/2018 (f)	1,997,687
870,000	Simon Property Group LP, 10.350% due 04/01/2019 (f)	1,251,996
750,000	StanCorp Financial Group Inc, 6.900% due 06/01/2067 (f) (becomes variable June 2017)	731,250

		18,508,600

Industrial — 15.7%
840,000	Agilent Technologies Inc, 5.500% due 09/14/2015 (f)	942,771
791,000	Allegheny Technologies Inc, 5.950% due 01/15/2021 (f)	873,142
250,000	Amgen Inc, 6.900% due 06/01/2038	331,202
500,000	Amkor Technology Inc, 7.375% due 05/01/2018	520,000
215,000	Anheuser-Busch Cos LLC, 5.950% due 01/15/2033	274,747
550,000	Ball Corp, 5.750% due 05/15/2021	592,625
565,000	BMC Software Inc, 4.250% due 02/15/2022	584,994

3

224,000	Bristol-Myers Squibb Co, 6.125% due 05/01/2038	309,356
638,000	Cameron International Corp, 6.375% due 07/15/2018	774,847
525,000	Celgene Corp, 1.900% due 08/15/2017	532,539
515,000	CF Industries Inc, 6.875% due 05/01/2018	626,369
775,000	Comcast Corp, 6.400% due 05/15/2038 (f)	992,482
400,000	CRH America Inc, 6.000% due 09/30/2016	446,229
	Domtar Corp:
475,000	4.400% due 04/01/2022	486,368
360,000	6.250% due 09/01/2042	367,548
410,000	Lorillard Tobacco Co, 8.125% due 06/23/2019	528,734
385,000	Methanex Corp, 5.250% due 03/01/2022	411,296
280,000	Murphy Oil Corp, 4.000% due 06/01/2022	297,210
850,000	Newmont Mining Corp, 3.500% due 03/15/2022 (f)	862,258
775,000	News America Inc, 7.850% due 03/01/2039 (f)	1,039,670
750,000	Occidental Petroleum Corp, 3.125% due 02/15/2022 (f)	806,576
605,000	QEP Resources Inc, 5.375% due 10/01/2022	626,175
385,000	Tyson Foods Inc, 6.600% due 04/01/2016	441,788
320,000	UnitedHealth Group Inc, 5.800% due 03/15/2036	386,921
685,000	Vale Overseas Ltd, 4.375% due 01/11/2022	720,045
575,000	Valero Energy Corp, 10.500% due 03/15/2039 (f)	898,030
515,000	Verisk Analytics Inc, 5.800% due 05/01/2021	578,273
250,000	Wal-Mart Stores Inc, 5.625% due 04/01/2040	329,164
210,000	Williams Cos Inc/The, 8.750% due 03/15/2032	291,326

		16,872,685

Telephone — 2.4%
275,000	AT&T Inc, 6.150% due 09/15/2034	349,734
	CenturyLink Inc:
515,000	Series R, 5.150% due 06/15/2017	561,716
650,000	Series P, 7.600% due 09/15/2039 (f)	687,456

4

550,000	Frontier Communications Corp, 8.500% due 04/15/2020	621,500
315,000	Telecom Italia Capital SA, 7.175% due 06/18/2019	347,287

		2,567,693

Utility - Electric — 0.9%
205,000	Consolidated Edison Co of New York Inc, Series 07-A, 6.300% due 08/15/2037	288,380
250,000	Exelon Generation Co LLC, 6.250% due 10/01/2039	289,218
320,000	Public Service Electric & Gas Co, MTN, 3.950% due 05/01/2042	337,511

		915,109

TOTAL CORPORATE BONDS AND NOTES
(Cost $41,906,133)		45,547,176

GOVERNMENT GUARANTEED SECURITIES — 5.1%
Collateralized Mortgage Obligations (CMO) - Non Agency — 2.5%
2,597,977	FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A, 144A, 3.250% due 04/25/2038 (h),(i),(j),(l)	2,732,646

Commercial Mortgage-Backed Securities — 2.6%
	NCUA Guaranteed Notes Trust:
1,530,000	Series 2010-C1, Class A2, 2.900% due 10/29/2020 (h)	1,642,897
1,125,524	Series 2011-R1, Class 1A, 0.678% due 01/08/2020 (g)	1,131,433

		2,774,330

TOTAL GOVERNMENT GUARANTEED SECURITIES
(Cost $5,229,012)		5,506,976

MORTGAGE-BACKED SECURITIES — 43.7%
Collateralized Mortgage Obligations (CMO) - Agency — 0.1%
	Fannie Mae REMICS:
109,252	Series 1990-5, Class J, 8.200% due 01/25/2020	123,421
7,795	Series 2003-63, Class GU, 4.000% due 07/25/2033	7,915

		131,336

Collateralized Mortgage Obligations (CMO) - Non Agency — 3.1%
	Countrywide Alternative Loan Trust:
665,832	Series 2003-20CB, Class 1A2, 5.500% due 10/25/2033 (f)	690,769
445,797	Series 2005-3CB, Class 1A10, 5.250% due 03/25/2035	431,740
476,103	GSR Mortgage Loan Trust, Series 2004-15F, Class 2A1, 6.000% due 12/25/2034	502,163

5

315,788	MASTR Alternative Loans Trust, Series 2004-10, Class 3A1, 5.000% due 09/25/2019	321,803
325,114	Residential Funding Mortgage Securities I, Series 2006-S1, Class 1A5, 5.250% due 01/25/2036	300,392
1,023,654	Terwin Mortgage Trust, Series 2007-2ALT, Class A1B, 144A, 0.337% due 04/25/2038 (f),(g),(i),(j),(k)	1,030,349

		3,277,216

Commercial Mortgage-Backed Securities — 8.1%
750,000	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2, 3.061% due 12/15/2047 (f)	802,990
720,000	DBUBS Mortgage Trust, Series 2011-LC3A, Class A2, 3.642% due 08/10/2044	788,202
519,766	First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class D, 6.778% due 11/18/2035 (f)	521,823
990,000	GS Mortgage Securities Corp II, Series 2011-GC5, Class A2, 2.999% due 08/10/2044 (f)	1,060,160
510,000	LB-UBS Commercial Mortgage Trust, Series 2003-C5, Class F, 4.843% due 04/15/2037	521,817
	Morgan Stanley Capital I Trust:
570,635	Series 2004-HQ4, Class A-6, 4.830% due 04/14/2040 (f)	577,904
675,000	Series 2011-C3, Class A2, 3.224% due 07/15/2049	730,817
1,140,000	Series 2012-C4, Class AS, 3.773% due 03/15/2045 (f)	1,196,016
606,192	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class APB1, 5.828% due 05/15/2043 (f),(g)	610,986
	WF-RBS Commercial Mortgage Trust:
555,000	Series 2011-C5, Class A4, 3.667% due 11/15/2044	615,018
1,245,000	Series 2012-C6, Class AS, 3.835% due 04/15/2045 (f)	1,318,817

		8,744,550

Mortgage Pass-Through Securities — 32.4%
	Fannie Mae Pool:
51,121	#070225, 7.500% due 08/01/2018	56,491
3,381,383	#190354, 5.500% due 12/01/2034 (f)	3,733,447
1,147,783	#995112, 5.500% due 07/01/2036 (f)	1,267,288
	Fannie Mae (TBA):
3,000,000	3.500% due 11/19/2041 (m),(n)	3,209,531
9,900,000	4.000% due 07/19/2012 (m),(n)	10,654,876
3,750,000	4.500% due 05/19/2039 (m),(n)	4,057,031
4,100,000	5.000% due 10/19/2036 (m),(n)	4,470,281

6

	Freddie Mac Gold Pool:
7,763	#A00813, 9.000% due 10/01/2020	7,910
28,904	#A01048, 8.500% due 02/01/2020	33,004
7,763	#A00813, 9.000% due 10/01/2020	7,910
58,859	#C30261, 7.500% due 08/01/2029	71,962
41,048	#G00479, 9.000% due 04/01/2025	50,888
6,500,000	Ginnie Mae (TBA), 4.000% due 07/19/2040 (m),(n)	7,152,031

		34,764,740

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $45,900,876)		46,917,842

MUNICIPAL BONDS AND NOTES — 1.9%
1,000,000	City of New York NY, GO, 5.676% due 10/01/2034 (f)	1,140,890
850,000	Commonwealth of Pennsylvania, GO 5.350% due 05/01/2030 (f)	938,706

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $1,806,513)		2,079,596

U.S. TREASURY OBLIGATIONS — 5.7%
U.S. Treasury Bill — 2.1%
2,216,000	0.135% due 01/31/2013 (d)	2,215,324

U.S. Treasury Bonds — 3.6%
2,205,000	3.125% due 11/15/2041	2,349,013
1,070,000	5.250% due 11/15/2028	1,497,498

		3,846,511

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,836,257)		6,061,835

Shares

COMMON STOCKS — 0.0%*
(Cost $0)
1,284	Motors Liquidation Co GUC Trust †,(d)	21,571

INVESTMENT COMPANY — 15.4%
(Cost $16,514,300)
16,514,300	State Street Institutional U.S. Government Money Market Fund (d)	16,514,300

TOTAL INVESTMENTS
(Cost $130,203,428) (o)	126.3%	135,509,746
OTHER ASSETS AND LIABILITIES (Net)	(26.3)	(28,236,798)

NET ASSETS	100.0%	$107,272,948

†	Non-income producing security.
*	Amount represents less than 0.05% of net assets.

7

(a)	At September 30, 2012, a substantial portion of the Fund’s net assets were invested in mortgage-backed securities. As a result, adverse market conditions affecting mortgage-backed securities may have a more significant impact on the Fund than they would on a Fund investing in a broader range of securities and the value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

(b)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012:

Valuation Inputs	Investments in Securities	Investments in Other Financial Instruments- Liabilities(1)
Level 1 — Quoted Prices	$18,751,195	$(12,121)
Level 2 — Other Significant Observable Inputs	116,758,551	(38,443)
Level 3 — Significant Unobservable Inputs	—	—

Total	$135,509,746	$(50,564)

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above during the fiscal period ended September 30, 2012.

8

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

	Asset Backed Securities- Home Equity Loans	Asset Backed Securities- Other		Total
Balance as of 6/30/2012	$9,753	$—	(2)	$9,753 (2)
Transfers into Level 3	—	—		—
Transfers out of Level 3	—	—		—
Gross sales	(9,209)	—		—
Paydowns	(311)	—		(9,520)
Accrued discounts	—	—		—
Accrued premiums	—	—		—
Realized gains	—	—		—
Realized losses	(5,429)	(130,416)		(135,845)
Change in unrealized appreciation/(depreciation)	5,196	130,416		135,612

Balance as of 9/30/2012	$—	$—		$—

Net change in unrealized appreciation/(depreciation) from investments still held at the end of the period	$—	$—		$—

(1)

Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

(2)	Level 3 valuation inputs were used to value certain securities held by the Fund at $0.

(c)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 2 inputs established by ASC Topic 820 (see note (b) above).

(d)	Security value was determined based on Level 1 inputs established by ASC Topic 820 (see note (b) above).

(e)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities, including derivative securities such as interest rate and credit default swap contracts, if any, are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Fixed income securities with remaining maturities of 60 days or less, if any, also may be valued on an amortized cost basis, which approximates current market value. Futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange, but may be valued at the mean of the bid and asked price where there are no sales. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality, and type. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

9

(f)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts, swap contracts and/or securities purchased on a when issued/delayed delivery basis.

(g)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2012.

(h)	Security valued at fair value as of September 30, 2012, in accordance with guidelines approved by the Board of Trustees (see note (e) above). At September 30, 2012, these securities represent $4,375,543, 4.1% of net assets.

(i)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(j)	Security subject to restrictions on resale under federal securities law. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of Rule 144A Security, sales to qualified institutional buyers. The Fund may invest in securities subject to restrictions on resale, subject to the limitations on investments in illiquid securities. The Fund does not have the right to demand that any of these securities be registered.

(k)	Security subject to restrictions on resale that has been deemed by the Advisor, Munder Capital Management, to be liquid.

(l)	Security considered illiquid. The Fund may not invest more that 15% of its net assets in illiquid securities. At September 30, 2012, illiquid securities represent $2,732,646 or 2.5% of net assets.

Security	Acquisition Dates	Cost
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A, 144A, 3.250% due 04/25/2038	03/05/2010 – 11/14/2011	$2,693,586

(m)	Security purchased on a when-issued, to-be-announced (“TBA”) or delayed delivery basis and may be settled after the customary settlement period. The Fund may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. When the Fund enters into such a transaction, the Fund instructs the custodian to designate as collateral on the Fund’s books assets with a current value at least equal to the amount of its purchase commitment. Purchases of delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(n)

Security, or a portion thereof, subject to mortgage dollar roll transaction. The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Mortgage dollar rolls may be renewed by a new sale and repurchase with a cash settlement at each renewal without physical delivery of the securities. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. Mortgage dollar rolls are treated as financing transactions unless the sale and repurchase are determined to involve securities that are not substantially the same. Therefore, any gain or loss is considered unrealized until the roll reaches ultimate

10

disposition or the sale and repurchase are determined to involve securities that are not substantially the same.

(o)	At September 30, 2012, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $5,819,697, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $513,379 and net appreciation for financial reporting purposes was $5,306,318. At September 30, 2012, aggregate cost for financial reporting purposes was $130,203,428.

ABBREVIATIONS:
FDIC	—	Federal Deposit Insurance Corporation
GO	—	General Obligation Bonds
MTN	—	Medium Term Note
NCUA	—	National Credit Union Administration
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SNAT	—	Supra-National
TBA	—	To Be Announced

DERIVATIVES:

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of September 30, 2012 was as follows:

Futures Contracts
	Contracts	Notional Value of Contracts	Market Value of Contracts	Balance Sheet Location	Fair Value
Liability Derivatives Short Positions
Interest Rate Contracts 10YR U.S. Treasury Note Futures, December 2012	12	$(1,589,692)	$(1,601,813)	Net Assets- Unrealized Depreciation	$(12,121)

*	Includes cumulative appreciation/(depreciation) of futures contracts.

Credit Default Swaps
Swap Counterparty/ Referenced Debt Issuer	Balance Sheet Location	Notional Amount	Credit Spread	Termination Date	Payments Made	Market Value	Upfront Premiums Received	Unrealized Appreciation/ (Depreciation)
Asset Derivatives
Bank of America: CDX North America High Yield Index	Unrealized depreciation on credit default swap contracts	$1,980,000	487	06/20/2017	5.000%	$13,532	$51,975	$(38,443)

Futures Contracts: The Fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objective. The Fund may enter into futures contracts for managing certain risks (such as yield curve exposure, interest rate risk or credit risk), for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), to gain exposure to an

11

investment in a manner other than investing in the asset directly, or for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another). A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund may be required to deposit with the broker or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on fluctuations of the value of the contract.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Credit Default Swap Contracts: The Fund is subject to credit risk in the normal course of pursuing its investment objective. The Fund may buy or sell credit default swap (“CDS”) contracts for the purpose of hedging the risk of default on portfolio securities or generating income. CDS contracts involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Up-front payments made or received by the Fund are capitalized until such time that the contract is closed. The income/(cost) of CDS contracts is accrued daily and is recorded as unrealized appreciation/(depreciation) on credit default swap contracts until payment is received/(made), at which time the unrealized appreciation/(depreciation) is reclassified to realized gain/(loss) on credit default swap contracts. In addition, CDS contracts are marked to market daily with changes in market value recorded as unrealized appreciation/(depreciation) on credit default swap contracts. If a default event occurs with respect to the underlying debt obligation, the Fund will record a realized gain/(loss) on credit default swap contracts equal to the payment received/(made), net of unrealized appreciation/(depreciation) on credit default swap contracts and/or the value of securities exchanged.

As a buyer in a CDS contract, the Fund is exposed to the risk that the counterparties to the contracts will be unable to meet the terms of their contracts. As a seller in a CDS contract, in order to “cover” its commitment under the contract, the Fund will enter into an offsetting position or instruct the custodian to designate as collateral on the Fund’s books cash or liquid assets equal to the aggregate notional value of the underlying debt obligation. The counterparty to the CDS contract may require that the Fund deposit cash or pledge collateral to offset market value depreciation of the contract until such time as the contract is closed.

12

Munder Growth Opportunities Fund

Portfolio of Investments, September 30, 2012 (Unaudited) (a)

Shares		Value(b),(c),(e)

COMMON STOCKS — 98.3%

Consumer Discretionary — 15.2%
Diversified Consumer Services — 0.5%
53,000	Coinstar Inc †	$2,383,940

Hotels, Restaurants & Leisure — 0.6%
37,750	Cracker Barrel Old Country Store Inc	2,533,402

Internet & Catalog Retail — 2.5%
10,600	Amazon.com Inc †	2,695,792
191,430	HomeAway Inc †	4,489,033
7,331	priceline.com Inc †	4,535,910

		11,720,735

Media — 4.1%
303,400	Comcast Corp, Class A	10,852,618
165,590	DIRECTV, Class A †	8,686,851

		19,539,469

Multiline Retail — 1.0%
127,490	Macy’s Inc	4,796,174

Specialty Retail — 6.5%
209,220	Foot Locker Inc	7,427,310
108,660	Home Depot Inc/The	6,559,804
134,610	PetSmart Inc	9,285,398
307,707	Sally Beauty Holdings Inc †	7,720,369

		30,992,881

Total Consumer Discretionary		71,966,601

Consumer Staples — 12.1%
Beverages — 1.0%
122,400	Coca-Cola Co/The	4,642,632

Food & Staples Retailing — 5.9%
127,000	CVS Caremark Corp	6,149,340
152,000	Kroger Co/The	3,578,080
69,000	Pricesmart Inc	5,224,680
59,125	United Natural Foods Inc †	3,455,856
127,970	Wal-Mart Stores Inc	9,444,186

		27,852,142

Household Products — 1.2%
55,300	Colgate-Palmolive Co	5,929,266

Personal Products — 0.8%
77,500	Herbalife Ltd	3,673,500

1

Tobacco — 3.2%
171,015	Philip Morris International Inc	15,381,089

Total Consumer Staples		57,478,629

Energy — 3.3%
Oil, Gas & Consumable Fuels — 3.3%
40,800	Apache Corp	3,527,976
79,500	Exxon Mobil Corp	7,270,275
46,200	Pioneer Natural Resources Co	4,823,280

Total Energy		15,621,531

Financials — 4.7%
Commercial Banks — 3.4%
144,700	BB&T Corp	4,798,252
82,135	Texas Capital Bancshares Inc †	4,082,931
206,500	Wells Fargo & Co	7,130,445

		16,011,628

Diversified Financial Services — 0.8%
66,500	CME Group Inc	3,810,450

Real Estate Investment Trusts (REITs) — 0.5%
14,815	Simon Property Group Inc	2,249,065

Total Financials		22,071,143

Health Care — 12.8%
Biotechnology — 3.8%
36,000	Alexion Pharmaceuticals Inc †	4,118,400
56,050	Amgen Inc	4,726,136
120,520	Celgene Corp †	9,207,728

		18,052,264

Health Care Equipment & Supplies — 0.5%
4,845	Intuitive Surgical Inc †	2,401,327

Health Care Providers & Services — 2.4%
77,600	Express Scripts Holding Co †	4,863,192
78,335	McKesson Corp	6,739,160

		11,602,352

Health Care Technology — 0.5%
27,500	athenahealth Inc †	2,523,675

Pharmaceuticals — 5.6%
148,465	Abbott Laboratories	10,178,761
250,000	Mylan Inc/PA †	6,100,000
118,150	Watson Pharmaceuticals Inc †	10,061,654

		26,340,415

Total Health Care		60,920,033

Industrials — 10.7%
Aerospace & Defense — 3.1%
80,400	Boeing Co/The	5,597,448

2

175,265	Textron Inc	4,586,685
60,130	United Technologies Corp	4,707,578

		14,891,711

Commercial Services & Supplies — 0.8%
132,500	Copart Inc †	3,674,225

Industrial Conglomerates — 0.8%
169,890	General Electric Co	3,858,202

Machinery — 2.7%
23,000	Cummins Inc	2,120,830
27,600	Flowserve Corp	3,525,624
119,000	Illinois Tool Works Inc	7,076,930

		12,723,384

Professional Services — 1.5%
162,679	51job Inc, ADR †	7,288,019

Road & Rail — 1.8%
110,000	Kansas City Southern	8,335,800

Total Industrials		50,771,341

Information Technology — 34.1%
Communications Equipment — 2.1%
253,500	Cisco Systems Inc	4,839,315
79,605	QUALCOMM Inc	4,974,516

		9,813,831

Computers & Peripherals — 10.7%
60,070	Apple Inc	40,082,308
396,325	EMC Corp/MA †	10,807,783

		50,890,091

IT Services — 6.1%
116,300	Accenture PLC, Class A	8,144,489
52,100	Alliance Data Systems Corp †	7,395,595
69,500	Cognizant Technology Solutions Corp, Class A †	4,859,440
41,650	International Business Machines Corp	8,640,293

		29,039,817

Internet Software & Services — 7.3%
145,100	eBay Inc †	7,024,291
11,498	Google Inc, Class A †	8,675,241
5,786	Mainstream Data Inc, Class A †,(d),(f),(g),(h)	4,397
155,478	Move Inc †	1,340,221
272,550	SINA Corp/China †	17,628,534

		34,672,684

Semiconductors & Semiconductor Equipment — 2.3%
92,705	ASML Holding NV, NYR	4,976,404
96,500	Intel Corp	2,188,620
105,000	Microchip Technology Inc	3,437,700

		10,602,724

3

Software — 5.6%
491,365	Microsoft Corp	14,632,850
149,150	Oracle Corp	4,696,734
127,875	Red Hat Inc †	7,281,202

		26,610,786

Total Information Technology		161,629,933

Materials — 3.9%
Chemicals — 3.2%
40,980	CF Industries Holdings Inc	9,107,395
10,800	NewMarket Corp	2,661,984
32,190	Praxair Inc	3,343,897

		15,113,276

Metals & Mining — 0.7%
64,180	Newmont Mining Corp	3,594,722

Total Materials		18,707,998

Telecommunication Services — 1.5%
Diversified Telecommunication Services — 1.5%
190,000	AT&T Inc	7,163,000

TOTAL COMMON STOCKS
(Cost $413,176,231)		466,330,209

PREFERRED STOCK— 0.8%
(Cost $2,548,886)

Consumer Staples — 0.8%
Beverages — 0.8%
93,730	Cia de Bebidas das Americas, ADR	3,587,047

INVESTMENT COMPANY — 1.0%
(Cost $4,818,060)
4,818,060	State Street Institutional U.S. Government Money Market Fund	4,818,060

TOTAL INVESTMENTS
(Cost $420,543,177)(i)	100.1%	474,735,316
OTHER ASSETS AND LIABILITIES (Net)	(0.1)	(271,342)

NET ASSETS	100.0%	$474,463,974

†	Non-income producing security.

(a)	The Fund is subject to a fundamental policy, which cannot be changed without shareholder approval, to concentrate (i.e., invest at least 25% of its total assets) in securities of companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with Internet-related businesses. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

4

(b)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$474,730,919
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	4,397

Total	$474,735,316

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above, during the fiscal period ended September 30, 2012.

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Common Stock- Information Technology
Balance as of 6/30/2012	$5,516
Transfers into Level 3	—
Transfers out of Level 3	—
Gross purchases	—
Gross sales	—
Accrued discounts	—
Accrued premiums	—
Realized gains	—
Realized losses	—
Change in unrealized appreciation/(depreciation)	(1,119)

Balance as of 9/30/2012	$4,397

Net change in unrealized appreciation/(depreciation) from investments still held at the end of the period	$(1,119)

(c)	Unless otherwise indicated, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (b) above).

(d)	Security value was determined based on Level 3 inputs established by ASC Topic 820 (see note (b) above).

(e)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees.

5

Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(f)	Security valued at fair value as of September 30, 2012, in accordance with guidelines approved by the Board of Trustees (see note (e) above). At September 30, 2012, this security represents $4,397, less than 0.05% of net assets.

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund may invest in securities subject to restrictions on resale, subject to the limitations on investments in illiquid securities. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security considered illiquid. The Fund may not invest more that 15% of its net assets in illiquid securities. At September 30, 2012, illiquid securities represent $4,397, less than 0.05% of net assets.

Security	Acquisition Date	Cost
Mainstream Data Inc, Class A	08/29/00	$213,440

(i)	At September 30, 2012, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $72,791,366, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $18,599,227 and net appreciation for financial reporting purposes was $54,192,139. At September 30, 2012, aggregate cost for financial reporting purposes was $420,543,177.

ABBREVIATIONS:
ADR	—	American Depositary Receipt
NYR	—	New York Registered Shares

6

At September 30, 2012, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of Net Assets	Value
COMMON STOCKS:
United States	89.5%	$424,619,263
China	5.3	24,916,553
Ireland	1.7	8,144,489
Netherlands	1.0	4,976,404
Cayman Islands	0.8	3,673,500

TOTAL COMMON STOCKS	98.3	466,330,209
PREFERRED STOCK:
Brazil	0.8	3,587,047
INVESTMENT COMPANY	1.0	4,818,060

TOTAL INVESTMENTS	100.1	474,735,316
OTHER ASSETS AND LIABILITIES (NET)	(0.1)	(271,342)

NET ASSETS	100.0%	$474,463,974

7

Munder Index 500 Fund

Portfolio of Investments, September 30, 2012 (Unaudited)

Shares		Value(a),(b),(c)

COMMON STOCKS — 95.8%

Consumer Discretionary — 10.6%
Auto Components — 0.2%
2,004	BorgWarner Inc †	$138,496
4,483	Goodyear Tire & Rubber Co/The †	54,648
12,138	Johnson Controls Inc	332,581

		525,725

Automobiles — 0.3%
67,692	Ford Motor Co	667,443
4,048	Harley-Davidson Inc	171,514

		838,957

Distributors — 0.1%
2,726	Genuine Parts Co	166,368

Diversified Consumer Services — 0.1%
1,847	Apollo Group Inc, Class A †	53,655
4,811	H&R Block Inc	83,375

		137,030

Hotels, Restaurants & Leisure — 1.8%
7,924	Carnival Corp	288,751
554	Chipotle Mexican Grill Inc †	175,917
2,249	Darden Restaurants Inc	125,382
4,680	International Game Technology	61,261
4,468	Marriott International Inc/DE, Class A	174,699
17,898	McDonald’s Corp	1,642,141
13,488	Starbucks Corp	684,516
3,456	Starwood Hotels & Resorts Worldwide Inc	200,310
2,551	Wyndham Worldwide Corp	133,876
1,388	Wynn Resorts Ltd	160,231
8,054	Yum! Brands Inc	534,302

		4,181,386

Household Durables — 0.3%
4,930	DR Horton Inc	101,755
1,192	Harman International Industries Inc	55,023
2,568	Leggett & Platt Inc	64,328
2,845	Lennar Corp, Class A	98,921
5,262	Newell Rubbermaid Inc	100,452
5,993	PulteGroup Inc †	92,891
1,397	Whirlpool Corp	115,825

		629,195

Internet & Catalog Retail — 1.0%
6,418	Amazon.com Inc †	1,632,226
1,662	Expedia Inc	96,130
970	Netflix Inc †	52,807
884	priceline.com Inc †	546,957
1,945	TripAdvisor Inc †	64,049

		2,392,169

Leisure Equipment & Products — 0.1%
2,057	Hasbro Inc	78,516
6,050	Mattel Inc	214,654

		293,170

Media — 3.4%
3,923	Cablevision Systems Corp, Class A	62,180
10,564	CBS Corp, Class B, Non-Voting	383,790
47,491	Comcast Corp, Class A	1,698,753
11,143	DIRECTV, Class A †	584,562
4,386	Discovery Communications Inc, Class A †	261,537
4,107	Gannett Co Inc	72,899
7,758	Interpublic Group of Cos Inc/The	86,269
4,973	McGraw-Hill Cos Inc/The	271,476
36,134	News Corp, Class A	886,367
4,767	Omnicom Group Inc	245,787
1,533	Scripps Networks Interactive Inc, Class A	93,866
5,464	Time Warner Cable Inc	519,408
16,786	Time Warner Inc	760,909
8,402	Viacom Inc, Class B	450,263
31,845	Walt Disney Co/The	1,664,857
80	Washington Post Co/The, Class B	29,042

		8,071,965

Multiline Retail — 0.7%
1,057	Big Lots Inc †	31,266
4,056	Dollar Tree Inc †	195,804
1,721	Family Dollar Stores Inc	114,102
2,561	JC Penney Co Inc	62,207
3,829	Kohl’s Corp	196,121
7,144	Macy’s Inc	268,757
2,711	Nordstrom Inc	149,593
11,623	Target Corp	737,712

		1,755,562

Specialty Retail — 2.0%
1,512	Abercrombie & Fitch Co, Class A	51,287
685	AutoNation Inc †	29,914
664	AutoZone Inc †	245,461
4,120	Bed Bath & Beyond Inc †	259,560
4,720	Best Buy Co Inc	81,137
3,990	CarMax Inc †	112,917
2,190	GameStop Corp, Class A	45,990
5,292	Gap Inc/The	189,348
26,768	Home Depot Inc/The	1,615,984

20,243	Lowe’s Cos Inc	612,148
4,225	Ltd Brands Inc	208,123
2,083	O’Reilly Automotive Inc †	174,180
3,944	Ross Stores Inc	254,782
12,052	Staples Inc	138,839
2,112	Tiffany & Co	130,691
13,064	TJX Cos Inc	585,137
1,937	Urban Outfitters Inc †	72,754

		4,808,252

Textiles, Apparel & Luxury Goods — 0.6%
5,025	Coach Inc	281,500
953	Fossil Inc †	80,719
6,525	NIKE Inc, Class B	619,288
1,083	Ralph Lauren Corp	163,782
1,560	VF Corp	248,602

		1,393,891

Total Consumer Discretionary		25,193,670

Consumer Staples — 10.4%
Beverages — 2.3%
2,810	Beam Inc	161,687
2,687	Brown-Forman Corp, Class B	175,327
68,715	Coca-Cola Co/The	2,606,360
4,913	Coca-Cola Enterprises Inc	153,630
2,612	Constellation Brands Inc, Class A †	84,498
3,704	Dr Pepper Snapple Group Inc	164,939
2,748	Molson Coors Brewing Co, Class B	123,797
2,680	Monster Beverage Corp †	145,149
27,621	PepsiCo Inc	1,954,738

		5,570,125

Food & Staples Retailing — 2.3%
7,673	Costco Wholesale Corp	768,259
22,580	CVS Caremark Corp	1,093,324
9,667	Kroger Co/The	227,561
4,404	Safeway Inc	70,861
10,411	Sysco Corp	325,552
29,830	Wal-Mart Stores Inc (d)	2,201,454
15,212	Walgreen Co	554,325
3,048	Whole Foods Market Inc	296,875

		5,538,211

Food Products — 1.6%
11,689	Archer-Daniels-Midland Co	317,707
3,196	Campbell Soup Co	111,285
7,263	ConAgra Foods Inc	200,386
3,380	Dean Foods Co †	55,263
11,506	General Mills Inc	458,514
2,659	Hershey Co/The	188,496
5,683	HJ Heinz Co	317,964
2,379	Hormel Foods Corp	69,562

1,942	JM Smucker Co/The	167,653
4,380	Kellogg Co	226,271
31,497	Kraft Foods Inc, Class A †	1,302,401
2,318	McCormick & Co Inc/MD, Non-Voting	143,809
3,616	Mead Johnson Nutrition Co	264,980
5,290	Tyson Foods Inc, Class A	84,746

		3,909,037

Household Products — 2.1%
2,274	Clorox Co/The	163,842
7,910	Colgate-Palmolive Co	848,110
7,008	Kimberly-Clark Corp	601,146
48,884	Procter & Gamble Co/The	3,390,594

		5,003,692

Personal Products — 0.2%
7,551	Avon Products Inc	120,439
4,260	Estee Lauder Cos Inc/The, Class A	262,288

		382,727

Tobacco — 1.9%
36,079	Altria Group Inc	1,204,678
2,318	Lorillard Inc	269,931
29,918	Philip Morris International Inc	2,690,825
5,796	Reynolds American Inc	251,198

		4,416,632

Total Consumer Staples		24,820,424

Energy — 10.8%
Energy Equipment & Services — 1.8%
7,801	Baker Hughes Inc	352,839
4,371	Cameron International Corp †	245,082
1,273	Diamond Offshore Drilling Inc	83,776
4,118	Ensco PLC, Class A	224,678
4,181	FMC Technologies Inc †	193,580
16,466	Halliburton Co	554,740
1,875	Helmerich & Payne Inc	89,269
5,318	Nabors Industries Ltd †	74,612
7,568	National Oilwell Varco Inc	606,272
4,413	Noble Corp †	157,897
2,275	Rowan Cos Plc, Class A †	76,827
23,552	Schlumberger Ltd	1,703,516

		4,363,088

Oil, Gas & Consumable Fuels — 9.0%
4,309	Alpha Natural Resources Inc †	28,310
8,868	Anadarko Petroleum Corp	620,051
6,943	Apache Corp	600,361
3,669	Cabot Oil & Gas Corp	164,738
9,211	Chesapeake Energy Corp	173,812
34,824	Chevron Corp	4,059,085
21,556	ConocoPhillips	1,232,572

3,979	Consol Energy Inc	119,569
6,943	Denbury Resources Inc †	112,199
6,676	Devon Energy Corp	403,898
4,792	EOG Resources Inc	536,944
2,615	EQT Corp	154,285
81,925	Exxon Mobil Corp (d)	7,492,041
5,316	Hess Corp	285,576
10,124	Kinder Morgan Inc	359,604
12,512	Marathon Oil Corp	369,980
5,958	Marathon Petroleum Corp	325,247
3,275	Murphy Oil Corp	175,835
2,357	Newfield Exploration Co †	73,821
3,156	Noble Energy Inc	292,593
14,375	Occidental Petroleum Corp	1,237,113
4,763	Peabody Energy Corp	106,167
11,126	Phillips 66	515,913
2,183	Pioneer Natural Resources Co	227,905
3,155	QEP Resources Inc	99,887
2,883	Range Resources Corp	201,435
6,179	Southwestern Energy Co †	214,906
11,587	Spectra Energy Corp	340,194
1,858	Sunoco Inc	87,010
2,454	Tesoro Corp	102,823
9,790	Valero Energy Corp	310,147
11,118	Williams Cos Inc/The	388,796
3,640	WPX Energy Inc †	60,388

		21,473,205

Total Energy		25,836,293

Financials — 14.0%
Capital Markets — 1.7%
3,740	Ameriprise Financial Inc	212,021
20,858	Bank of New York Mellon Corp/The	471,808
2,270	BlackRock Inc	404,741
19,447	Charles Schwab Corp/The	248,727
4,866	E*Trade Financial Corp †	42,869
1,758	Federated Investors Inc, Class B	36,373
2,452	Franklin Resources Inc	306,672
7,998	Goldman Sachs Group Inc/The	909,213
7,838	Invesco Ltd	195,872
2,133	Legg Mason Inc	52,642
24,543	Morgan Stanley	410,850
3,884	Northern Trust Corp	180,276
8,544	State Street Corp	358,506
4,461	T Rowe Price Group Inc	282,381

		4,112,951

Commercial Banks — 2.8%
12,408	BB&T Corp	411,449
3,439	Comerica Inc (e)	106,781
16,309	Fifth Third Bancorp	252,953

4,629	First Horizon National Corp	44,577
15,235	Huntington Bancshares Inc/OH	105,122
16,668	KeyCorp	145,678
2,136	M&T Bank Corp	203,262
9,396	PNC Financial Services Group Inc	592,888
24,700	Regions Financial Corp	178,087
9,557	SunTrust Banks Inc	270,176
33,638	US Bancorp	1,153,783
87,188	Wells Fargo & Co	3,010,602
3,221	Zions Bancorporation	66,530

		6,541,888

Consumer Finance — 0.9%
17,510	American Express Co	995,619
10,311	Capital One Financial Corp	587,830
9,138	Discover Financial Services	363,053
8,331	SLM Corp	130,963

		2,077,465

Diversified Financial Services — 2.9%
191,274	Bank of America Corp (d)	1,688,949
52,047	Citigroup Inc	1,702,978
5,429	CME Group Inc	311,082
1,272	IntercontinentalExchange Inc †	169,697
67,421	JPMorgan Chase & Co	2,729,202
3,629	Leucadia National Corp	82,560
3,457	Moody’s Corp	152,696
2,103	NASDAQ OMX Group Inc/The	48,989
4,441	NYSE Euronext	109,471

		6,995,624

Insurance — 3.6%
6,018	ACE Ltd	454,961
8,311	Aflac Inc	397,931
8,592	Allstate Corp/The	340,329
20,699	American International Group Inc †	678,720
5,708	Aon PLC	298,471
1,484	Assurant Inc	55,353
32,547	Berkshire Hathaway Inc, Class B †	2,870,645
4,720	Chubb Corp/The	360,042
2,596	Cincinnati Financial Corp	98,362
9,004	Genworth Financial Inc, Class A †	47,091
7,709	Hartford Financial Services Group Inc	149,863
4,991	Lincoln National Corp	120,732
5,546	Loews Corp	228,828
9,658	Marsh & McLennan Cos Inc	327,696
18,853	MetLife Inc	649,674
4,923	Principal Financial Group Inc	132,626
9,946	Progressive Corp/The	206,280
8,270	Prudential Financial Inc	450,798
1,693	Torchmark Corp	86,936
6,803	Travelers Cos Inc/The	464,373

4,972	Unum Group	95,562
5,451	XL Group Plc	130,987

		8,646,260

Real Estate Investment Trusts (REITs) — 2.0%
7,013	American Tower Corp	500,658
2,588	Apartment Investment & Management Co, Class A	67,262
1,720	AvalonBay Communities Inc	233,903
2,675	Boston Properties Inc	295,882
5,342	Equity Residential	307,325
7,623	HCP Inc	339,071
4,517	Health Care REIT Inc	260,857
12,824	Host Hotels & Resorts Inc	205,825
7,116	Kimco Realty Corp	144,241
2,824	Plum Creek Timber Co Inc	123,804
8,176	Prologis Inc	286,405
2,557	Public Storage	355,858
5,383	Simon Property Group Inc	817,193
5,242	Ventas Inc	326,315
3,001	Vornado Realty Trust	243,231
9,544	Weyerhaeuser Co	249,480

		4,757,310

Real Estate Management & Development — 0.0%#
5,359	CBRE Group Inc, Class A †	98,659

Thrifts & Mortgage Finance — 0.1%
8,436	Hudson City Bancorp Inc	67,150
6,234	People’s United Financial Inc	75,681

		142,831

Total Financials		33,372,988

Health Care — 11.5%
Biotechnology — 1.5%
3,426	Alexion Pharmaceuticals Inc †	391,934
13,679	Amgen Inc	1,153,413
4,189	Biogen Idec Inc †	625,125
7,657	Celgene Corp †	584,995
13,427	Gilead Sciences Inc †	890,613

		3,646,080

Health Care Equipment & Supplies — 1.7%
9,712	Baxter International Inc	585,245
3,544	Becton Dickinson and Co	278,417
24,995	Boston Scientific Corp †	143,471
3,880	CareFusion Corp †	110,153
8,520	Covidien PLC	506,258
1,383	CR Bard Inc	144,731
2,591	DENTSPLY International Inc	98,821
2,053	Edwards Lifesciences Corp †	220,431
708	Intuitive Surgical Inc †	350,906
18,105	Medtronic Inc	780,688

5,572	St Jude Medical Inc	234,748
5,131	Stryker Corp	285,591
1,949	Varian Medical Systems Inc †	117,564
3,080	Zimmer Holdings Inc	208,270

		4,065,294

Health Care Providers & Services — 1.8%
5,931	Aetna Inc	234,867
4,466	AmerisourceBergen Corp	172,879
6,052	Cardinal Health Inc	235,846
5,117	Cigna Corp	241,369
2,375	Coventry Health Care Inc	99,014
1,511	DaVita Inc †	156,555
14,389	Express Scripts Holding Co †	901,759
2,853	Humana Inc	200,138
1,692	Laboratory Corp of America Holdings †	156,459
4,188	McKesson Corp	360,294
1,507	Patterson Cos Inc	51,600
2,774	Quest Diagnostics Inc	175,955
7,828	Tenet Healthcare Corp †	49,081
18,328	UnitedHealth Group Inc	1,015,554
5,785	WellPoint Inc	335,588

		4,386,958

Health Care Technology — 0.1%
2,563	Cerner Corp †	198,402

Life Sciences Tools & Services — 0.4%
6,184	Agilent Technologies Inc	237,775
3,122	Life Technologies Corp †	152,603
2,024	PerkinElmer Inc	59,647
6,487	Thermo Fisher Scientific Inc	381,630
1,554	Waters Corp †	129,495

		961,150

Pharmaceuticals — 6.0%
27,853	Abbott Laboratories	1,909,602
5,458	Allergan Inc/United States	499,844
29,800	Bristol-Myers Squibb Co	1,005,750
18,124	Eli Lilly & Co	859,259
4,149	Forest Laboratories Inc †	147,746
2,930	Hospira Inc †	96,163
48,933	Johnson & Johnson (d)	3,371,973
54,055	Merck & Co Inc	2,437,880
7,098	Mylan Inc/PA †	173,191
1,559	Perrigo Co	181,109
132,571	Pfizer Inc (d)	3,294,389
2,265	Watson Pharmaceuticals Inc †	192,887

		14,169,793

Total Health Care		27,427,677

Industrials — 9.4%
Aerospace & Defense — 2.1%
12,008	Boeing Co/The	835,997
5,885	General Dynamics Corp	389,116
13,853	Honeywell International Inc	827,717
1,703	L-3 Communications Holdings Inc	122,122
4,779	Lockheed Martin Corp	446,263
4,398	Northrop Grumman Corp	292,159
2,579	Precision Castparts Corp	421,254
5,892	Raytheon Co	336,787
2,536	Rockwell Collins Inc	136,031
4,901	Textron Inc	128,259
14,888	United Technologies Corp	1,165,582

		5,101,287

Air Freight & Logistics — 0.7%
2,843	CH Robinson Worldwide Inc	166,458
3,714	Expeditors International of Washington Inc	135,041
5,182	FedEx Corp	438,501
12,758	United Parcel Service Inc, Class B	913,090

		1,653,090

Airlines — 0.0%#
13,425	Southwest Airlines Co	117,737

Building Products — 0.0%#
6,519	Masco Corp	98,111

Commercial Services & Supplies — 0.4%
1,800	Avery Dennison Corp	57,276
1,908	Cintas Corp	79,086
2,680	Iron Mountain Inc	91,415
3,668	Pitney Bowes Inc	50,692
5,316	Republic Services Inc	146,243
3,420	RR Donnelley & Sons Co	36,252
1,520	Stericycle Inc †	137,590
7,733	Waste Management Inc	248,075

		846,629

Construction & Engineering — 0.2%
2,957	Fluor Corp	166,420
2,363	Jacobs Engineering Group Inc †	95,536
3,902	Quanta Services Inc †	96,379

		358,335

Electrical Equipment — 0.5%
2,837	Cooper Industries PLC	212,945
12,908	Emerson Electric Co	623,069
2,495	Rockwell Automation Inc	173,528
1,735	Roper Industries Inc	190,659

		1,200,201

Industrial Conglomerates — 2.7%
11,288	3M Co	1,043,237
10,366	Danaher Corp	571,685
187,403	General Electric Co (d)	4,255,922
8,162	Tyco International Ltd	459,194

		6,330,038

Machinery — 1.8%
11,594	Caterpillar Inc	997,548
3,142	Cummins Inc	289,724
6,955	Deere & Co	573,718
3,211	Dover Corp	191,022
5,991	Eaton Corp	283,135
894	Flowserve Corp	114,199
7,655	Illinois Tool Works Inc	455,243
5,088	Ingersoll-Rand PLC	228,044
1,850	Joy Global Inc	103,711
6,237	PACCAR Inc	249,636
2,025	Pall Corp	128,567
2,641	Parker Hannifin Corp	220,735
1,759	Pentair Ltd †	78,293
1,064	Snap-on Inc	76,470
2,988	Stanley Black & Decker Inc	227,835
3,370	Xylem Inc/NY	84,755

		4,302,635

Professional Services — 0.1%
786	Dun & Bradstreet Corp/The	62,581
2,127	Equifax Inc	99,076
2,593	Robert Half International Inc	69,052

		230,709

Road & Rail — 0.7%
18,458	CSX Corp	383,004
5,696	Norfolk Southern Corp	362,436
973	Ryder System Inc	38,005
8,405	Union Pacific Corp	997,674

		1,781,119

Trading Companies & Distributors — 0.2%
4,783	Fastenal Co	205,621
1,067	WW Grainger Inc	222,331

		427,952

Total Industrials		22,447,843

Information Technology — 19.3%
Communications Equipment — 1.9%
93,890	Cisco Systems Inc	1,792,360
1,388	F5 Networks Inc †	145,324
2,009	Harris Corp	102,901
4,116	JDS Uniphase Corp †	50,977
9,260	Juniper Networks Inc †	158,438

5,107	Motorola Solutions Inc	258,159
30,231	QUALCOMM Inc	1,889,135

		4,397,294

Computers & Peripherals — 5.8%
16,637	Apple Inc	11,101,205
25,998	Dell Inc	256,340
37,249	EMC Corp/MA †	1,015,780
34,896	Hewlett-Packard Co	595,326
6,448	NetApp Inc †	212,010
4,261	SanDisk Corp †	185,055
6,195	Seagate Technology PLC	192,045
3,949	Western Digital Corp	152,945

		13,710,706

Electronic Equipment, Instruments & Components — 0.4%
2,833	Amphenol Corp, Class A	166,807
26,539	Corning Inc	348,988
2,680	FLIR Systems Inc	53,533
3,332	Jabil Circuit Inc	62,375
2,520	Molex Inc	66,225
7,592	TE Connectivity Ltd	258,204

		956,132

IT Services — 3.7%
11,270	Accenture PLC, Class A	789,238
8,553	Automatic Data Processing Inc	501,719
5,324	Cognizant Technology Solutions Corp, Class A †	372,254
2,843	Computer Sciences Corp	91,573
4,444	Fidelity National Information Services Inc	138,742
2,386	Fiserv Inc †	176,635
19,065	International Business Machines Corp (d)	3,955,034
1,904	Mastercard Inc, Class A	859,618
5,730	Paychex Inc	190,752
5,068	SAIC Inc	61,019
2,992	Teradata Corp †	225,627
2,944	Total System Services Inc	69,773
9,276	Visa Inc, Class A	1,245,581
10,719	Western Union Co/The	195,300

		8,872,865

Internet Software & Services — 2.1%
3,133	Akamai Technologies Inc †	119,869
20,584	eBay Inc †	996,471
4,701	Google Inc, Class A †	3,546,905
2,762	VeriSign Inc †	134,482
18,502	Yahoo! Inc †	295,569

		5,093,296

Office Electronics — 0.1%
23,569	Xerox Corp	172,997

Semiconductors & Semiconductor Equipment — 1.9%
11,145	Advanced Micro Devices Inc †	37,559
5,642	Altera Corp	191,743
5,305	Analog Devices Inc	207,903
21,963	Applied Materials Inc	245,217
9,127	Broadcom Corp, Class A †	315,612
1,127	First Solar Inc †	24,957
88,795	Intel Corp	2,013,871
2,926	KLA-Tencor Corp	139,585
3,194	Lam Research Corp †	101,521
4,025	Linear Technology Corp	128,196
9,895	LSI Corp †	68,375
3,385	Microchip Technology Inc	110,825
18,059	Micron Technology Inc †	108,083
11,142	NVIDIA Corp †	148,634
3,264	Teradyne Inc †	46,414
20,193	Texas Instruments Inc	556,317
4,615	Xilinx Inc	154,187

		4,598,999

Software — 3.4%
8,676	Adobe Systems Inc †	281,623
4,027	Autodesk Inc †	134,381
2,603	BMC Software Inc †	107,998
6,188	CA Inc	159,434
3,318	Citrix Systems Inc †	254,059
5,823	Electronic Arts Inc †	73,894
4,899	Intuit Inc	288,453
133,913	Microsoft Corp (d)	3,987,929
67,592	Oracle Corp	2,128,472
3,425	Red Hat Inc †	195,020
2,269	Salesforce.com Inc †	346,454
12,604	Symantec Corp †	226,872

		8,184,589

Total Information Technology		45,986,878

Materials — 3.3%
Chemicals — 2.3%
3,757	Air Products & Chemicals Inc	310,704
1,230	Airgas Inc	101,229
1,112	CF Industries Holdings Inc	247,131
21,264	Dow Chemical Co/The	615,805
2,670	Eastman Chemical Co	152,217
4,672	Ecolab Inc	302,792
16,512	EI du Pont de Nemours & Co	830,058
2,398	FMC Corp	132,801
1,476	International Flavors & Fragrances Inc	87,940
6,020	LyondellBasell Industries NV, Class A	310,993
9,459	Monsanto Co	860,958
4,908	Mosaic Co/The	282,750
2,709	PPG Industries Inc	311,102

5,292	Praxair Inc	549,733
1,499	Sherwin-Williams Co/The	223,216
2,114	Sigma-Aldrich Corp	152,145

		5,471,574

Construction Materials — 0.0%#
2,358	Vulcan Materials Co	111,533

Containers & Packaging — 0.1%
2,740	Ball Corp	115,929
1,888	Bemis Co Inc	59,415
3,021	Owens-Illinois Inc †	56,674
3,101	Sealed Air Corp	47,942

		279,960

Metals & Mining — 0.7%
18,654	Alcoa Inc	165,088
1,873	Allegheny Technologies Inc	59,749
2,591	Cliffs Natural Resources Inc	101,386
16,847	Freeport-McMoRan Copper & Gold Inc	666,804
8,806	Newmont Mining Corp	493,224
5,634	Nucor Corp	215,557
1,304	Titanium Metals Corp	16,730
2,638	United States Steel Corp	50,307

		1,768,845

Paper & Forest Products — 0.2%
7,761	International Paper Co	281,880
3,157	MeadWestvaco Corp	96,604

		378,484

Total Materials		8,010,396

Telecommunication Services — 3.1%
Diversified Telecommunication Services — 2.8%
102,390	AT&T Inc	3,860,103
11,051	CenturyLink Inc	446,460
17,460	Frontier Communications Corp	85,554
50,563	Verizon Communications Inc	2,304,156
10,435	Windstream Corp	105,498

		6,801,771

Wireless Telecommunication Services — 0.3%
5,200	Crown Castle International Corp †	333,320
5,586	MetroPCS Communications Inc †	65,412
53,252	Sprint Nextel Corp †	293,951

		692,683

Total Telecommunication Services		7,494,454

Utilities — 3.4%
Electric Utilities — 1.9%
8,606	American Electric Power Co Inc	378,148
12,497	Duke Energy Corp	809,806
5,782	Edison International	264,180
3,147	Entergy Corp	218,087
15,149	Exelon Corp	539,001
7,422	FirstEnergy Corp	327,310
7,503	NextEra Energy Inc	527,686
5,569	Northeast Utilities	212,903
4,182	Pepco Holdings Inc	79,040
1,944	Pinnacle West Capital Corp	102,643
10,307	PPL Corp	299,418
15,526	Southern Co/The	715,593

		4,473,815

Gas Utilities — 0.1%
2,149	AGL Resources Inc	87,916
3,634	ONEOK Inc	175,558

		263,474

Independent Power Producers & Energy Traders — 0.1%
11,274	AES Corp/The †	123,676
4,171	NRG Energy Inc	89,218

		212,894

Multi-Utilities — 1.3%
4,243	Ameren Corp	138,619
7,472	CenterPoint Energy Inc	159,154
4,694	CMS Energy Corp	110,544
5,198	Consolidated Edison Inc	311,308
10,176	Dominion Resources Inc/VA	538,717
3,048	DTE Energy Co	182,697
1,427	Integrys Energy Group Inc	74,489
5,148	NiSource Inc	131,171
7,569	PG&E Corp	322,969
8,979	Public Service Enterprise Group Inc	288,944
2,330	SCANA Corp	112,469
3,989	Sempra Energy	257,251
3,613	TECO Energy Inc	64,095
4,030	Wisconsin Energy Corp	151,810
8,653	Xcel Energy Inc	239,775

		3,084,012

Total Utilities		8,034,195

TOTAL COMMON STOCKS
(Cost $89,616,324)		228,624,818

INVESTMENT COMPANY — 3.1%
(Cost $7,339,547)
7,339,547	State Street Institutional U.S. Government Money Market Fund	7,339,547

Principal Amount

U.S. TREASURY BILL — 1.5%
(Cost $3,499,006)
3,500,000	0.059% due 12/13/2012 (d),(f),(g)	3,499,415

TOTAL INVESTMENTS
(Cost $100,454,877)(h)	100.4%	239,463,780
OTHER ASSETS AND LIABILITIES (Net)	(0.4)	(898,754)

NET ASSETS	100.0%	$238,565,026

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012:

Valuation Inputs	Investments in Securities	Investments in Other Financial Instruments*
Level 1 — Quoted Prices	$239,463,780	$(141,178)
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$239,463,780	$(141,178)

•

Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above, during the fiscal period ended September 30, 2012.

(b)	As of September 30, 2012, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable publicly-traded securities information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts.

(e)	The Fund’s sub-advisor, World Asset Management, Inc., is an indirect subsidiary of Comerica Incorporated. The term “affiliated company” includes any company with control over an investment advisor or sub-advisor to the Fund. At September 30, 2012, the Fund held the following security of a company that could be deemed to be an affiliated company:

		Purchased		Sold
	Value at 6/30/12	Cost	Shares	Proceeds	Shares	Value at 9/30/12
Comerica Inc	$110,648	$—	—	$5,077	164	$106,781

(f)	Rate represents annualized yield at date of purchase.

(g)	Zero-coupon bond.

(h)	At September 30, 2012, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $143,521,671, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $4,512,768 and net appreciation for financial reporting purposes was $139,008,903. At September 30, 2012, aggregate cost for financial reporting purposes was $100,454,877.

DERIVATIVES:

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of September 30, 2012 is as follows:

			Liability Derivatives
	Contracts	Notional Value of Contracts	Market Value of Contracts	Gross Unrealized Depreciation
S&P 500® Index, Futures, December 2012	149	$10,825,968	$10,684,790	$(141,178	)*

*	Includes cumulative appreciation/(depreciation) of futures contracts.

Futures Contracts: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another) or to gain exposure to an investment in a manner other than investing in the asset directly. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund may be required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margins are generally settled on a daily basis. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Munder Integrity Mid-Cap Value Fund

Portfolio of Investments, September 30, 2012 (Unaudited)

Shares		Value(a),(b),(c)

COMMON STOCKS — 97.3%
Consumer Discretionary — 9.1%
Auto Components — 0.7%
290	TRW Automotive Holdings Corp †	$12,676

Hotels, Restaurants & Leisure — 2.5%
1,309	MGM Resorts International †	14,072
323	Penn National Gaming Inc †	13,921
365	Wyndham Worldwide Corp	19,155

		47,148

Household Durables — 1.0%
975	DR Horton Inc	20,124

Leisure Equipment & Products — 0.7%
595	Brunswick Corp/DE	13,465

Media — 1.1%
1,144	Gannett Co Inc	20,306

Multiline Retail — 1.0%
514	Macy’s Inc	19,337

Specialty Retail — 1.5%
380	Abercrombie & Fitch Co, Class A	12,889
266	Children’s Place Retail Stores Inc/The †	15,960

		28,849

Textiles, Apparel & Luxury Goods — 0.6%
230	Warnaco Group Inc/The †	11,937

Total Consumer Discretionary		173,842

Consumer Staples — 5.2%
Beverages — 1.9%
380	Beam Inc	21,865
425	Constellation Brands Inc, Class A †	13,749

		35,614

Food Products — 3.3%
830	Dean Foods Co †	13,570
269	Hain Celestial Group Inc/The †	16,947
226	JM Smucker Co/The	19,511
185	Ralcorp Holdings Inc †	13,505

		63,533

Total Consumer Staples		99,147

Energy — 8.3%
Energy Equipment & Services — 3.2%
350	Cameron International Corp †	19,625

1

206	Diamond Offshore Drilling Inc	13,557
380	Noble Corp	13,596
746	Superior Energy Services Inc †	15,308

		62,086

Oil, Gas & Consumable Fuels — 5.1%
180	Continental Resources Inc/OK †	13,842
291	Energen Corp	15,251
561	Gulfport Energy Corp †	17,537
390	Marathon Petroleum Corp	21,290
224	Noble Energy Inc	20,767
293	PDC Energy Inc †	9,268

		97,955

Total Energy		160,041

Financials — 30.0%
Capital Markets — 3.4%
128	Affiliated Managers Group Inc †	15,744
440	Ameriprise Financial Inc	24,944
961	Invesco Ltd	24,015

		64,703

Commercial Banks — 8.7%
651	BankUnited Inc	16,021
567	Comerica Inc	17,605
1,860	Fifth Third Bancorp	28,849
2,225	First Horizon National Corp	21,427
3,124	KeyCorp	27,304
2,135	Regions Financial Corp	15,393
775	SunTrust Banks Inc	21,909
850	Zions Bancorporation	17,557

		166,065

Diversified Financial Services — 0.7%
565	NYSE Euronext	13,927

Insurance — 7.4%
504	American Financial Group Inc/OH	19,102
589	Arch Capital Group Ltd †	24,550
510	Arthur J Gallagher & Co	18,268
630	Fidelity National Financial Inc, Class A	13,476
860	Hartford Financial Services Group Inc	16,718
758	Lincoln National Corp	18,336
793	Unum Group	15,241
426	WR Berkley Corp	15,971

		141,662

Real Estate Investment Trusts (REITs) — 9.1%
295	American Campus Communities Inc	12,945
1,364	DDR Corp	20,951
1,583	DiamondRock Hospitality Co	15,244
699	General Growth Properties Inc	13,616
584	HCP Inc	25,976

2

377	Highwoods Properties Inc	12,298
250	Kilroy Realty Corp	11,195
2,385	NorthStar Realty Finance Corp	15,169
555	Prologis Inc	19,442
714	UDR Inc	17,721
401	Washington Real Estate Investment Trust	10,755

		175,312

Real Estate Management & Development — 0.7%
185	Jones Lang LaSalle Inc	14,125

Total Financials		575,794

Health Care — 8.5%
Health Care Equipment & Supplies — 1.3%
375	Zimmer Holdings Inc	25,357

Health Care Providers & Services — 4.3%
397	Cigna Corp	18,726
977	HealthSouth Corp †	23,507
304	Humana Inc	21,326
425	Universal Health Services Inc, Class B	19,435

		82,994

Pharmaceuticals — 2.9%
405	Endo Health Solutions Inc †	12,847
719	Forest Laboratories Inc †	25,604
191	Watson Pharmaceuticals Inc †	16,265

		54,716

Total Health Care		163,067

Industrials — 10.0%
Aerospace & Defense — 3.2%
425	B/E Aerospace Inc †	17,893
612	Hexcel Corp †	14,700
801	Spirit Aerosystems Holdings Inc, Class A †	17,790
460	Textron Inc	12,038

		62,421

Building Products — 0.7%
412	Owens Corning †	13,786

Machinery — 4.3%
350	Crane Co	13,976
405	Eaton Corp	19,140
653	ITT Corp	13,158
233	Parker Hannifin Corp	19,474
209	Stanley Black & Decker Inc	15,936

		81,684

Road & Rail — 1.8%
192	Kansas City Southern	14,550
634	Old Dominion Freight Line Inc †	19,121

3

		33,671

Total Industrials		191,562

Information Technology — 9.8%
Communications Equipment — 0.5%
725	Ciena Corp †	9,860

Electronic Equipment, Instruments & Components — 3.1%
590	Arrow Electronics Inc †	19,889
600	Jabil Circuit Inc	11,232
502	Plexus Corp †	15,205
1,325	Vishay Intertechnology Inc †	13,025

		59,351

Semiconductors & Semiconductor Equipment — 4.0%
1,205	Applied Materials Inc	13,454
350	Avago Technologies Ltd	12,202
1,242	Fairchild Semiconductor International Inc †	16,295
1,305	Intersil Corp, Class A	11,419
1,105	Teradyne Inc †	15,713
1,615	TriQuint Semiconductor Inc †	8,156

		77,239

Software — 2.2%
2,025	Compuware Corp †	20,068
413	Parametric Technology Corp †	9,003
610	Progress Software Corp †	13,048

		42,119

Total Information Technology		188,569

Materials — 5.8%
Chemicals — 3.3%
264	Ashland Inc	18,902
284	FMC Corp	15,728
412	HB Fuller Co	12,640
1,007	PolyOne Corp	16,686

		63,956

Containers & Packaging — 1.0%
260	Rock-Tenn Co, Class A	18,767

Metals & Mining — 1.5%
255	Carpenter Technology Corp	13,342
597	RTI International Metals Inc †	14,292

		27,634

Total Materials		110,357

Telecommunication Services — 0.8%
Wireless Telecommunication Services — 0.8%
2,925	Sprint Nextel Corp †	16,146

Utilities — 9.8%
Electric Utilities — 6.3%
569	Edison International	25,998

4

970	Great Plains Energy Inc	21,592
617	Northeast Utilities	23,588
1,351	NV Energy Inc	24,331
903	PPL Corp	26,232

		121,741

Gas Utilities — 1.3%
794	UGI Corp	25,210

Independent Power Producers & Energy Traders — 1.4%
1,242	NRG Energy Inc	26,566

Multi-Utility — 0.8%
340	Alliant Energy Corp	14,753

Total Utilities		188,270

TOTAL COMMON STOCKS
(Cost $1,834,623)		1,866,795

INVESTMENT COMPANY — 1.6%
(Cost $30,591)
30,591	State Street Institutional U.S. Government Money Market Fund	30,591

TOTAL INVESTMENTS
(Cost $1,865,214)(d)	98.9%	1,897,386
OTHER ASSETS AND LIABILITIES (Net)	1.1	21,748

NET ASSETS	100.0%	$1,919,134

†	Non-income producing security.

(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$1,897,386
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$1,897,386

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above, during the fiscal period ended September 30, 2012.

(b)	As of September 30, 2012, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	At September 30, 2012, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $102,751, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $70,579 and net appreciation for financial reporting purposes was $32,172. At September 30, 2012, aggregate cost for financial reporting purposes was $1,865,214.

6

Munder Integrity Small/Mid-Cap Value Fund

Portfolio of Investments, September 30, 2012 (Unaudited)

Shares		Value(a),(b),(c)

COMMON STOCKS — 93.7%

CONSUMER DISCRETIONARY — 11.0%
Auto Components — 0.5%
131	Dana Holding Corp	$1,611

Hotels, Restaurants & Leisure — 3.9%
48	CEC Entertainment Inc	1,446
46	Penn National Gaming Inc †	1,982
139	Ruby Tuesday Inc †	1,008
53	Ryman Hospitality Properties Inc †	2,095
94	Wyndham Worldwide Corp	4,933

		11,464

Household Durables — 2.7%
185	DR Horton Inc	3,818
133	Ryland Group Inc/The	3,990

		7,808

Leisure Equipment & Products — 0.7%
90	Brunswick Corp/DE	2,037

Media — 0.7%
124	Gannett Co Inc	2,201

Specialty Retail — 1.9%
40	Abercrombie & Fitch Co, Class A	1,357
59	Asbury Automotive Group Inc †	1,649
41	Children’s Place Retail Stores Inc/The †	2,460

		5,466

Textiles, Apparel & Luxury Goods — 0.6%
33	Warnaco Group Inc/The †	1,713

TOTAL CONSUMER DISCRETIONARY		32,300

CONSUMER STAPLES — 2.1%
Food & Staples Retailing — 0.7%
34	Casey’s General Stores Inc	1,943

Food Products — 1.4%
38	Hain Celestial Group Inc/The †	2,394
25	Ralcorp Holdings Inc †	1,825

		4,219

TOTAL CONSUMER STAPLES		6,162

ENERGY — 6.6%
Energy Equipment & Services — 2.3%
97	Forum Energy Technologies Inc †	2,359

1

116	Helix Energy Solutions Group Inc †	2,120
102	Superior Energy Services Inc †	2,093

		6,572

Oil, Gas & Consumable Fuels — 4.3%
42	Energen Corp	2,201
93	Gulfport Energy Corp †	2,907
253	Kodiak Oil & Gas Corp †	2,368
87	PDC Energy Inc †	2,752
100	Stone Energy Corp †	2,512

		12,740

TOTAL ENERGY		19,312

FINANCIALS — 29.9%
Capital Markets — 2.4%
186	Investment Technology Group Inc †	1,618
172	Janus Capital Group Inc	1,624
87	KBW Inc	1,433
71	Waddell & Reed Financial Inc, Class A	2,326

		7,001

Commercial Banks — 12.9%
223	BancorpSouth Inc	3,287
101	BankUnited Inc	2,486
120	First Financial Bancorp	2,029
350	First Horizon National Corp	3,371
215	First Niagara Financial Group Inc	1,739
126	Glacier Bancorp Inc	1,963
425	Huntington Bancshares Inc/OH	2,933
252	KeyCorp	2,202
237	National Penn Bancshares Inc	2,159
100	Sterling Financial Corp/WA	2,227
277	Susquehanna Bancshares Inc	2,897
889	Synovus Financial Corp	2,107
223	Western Alliance Bancorp †	2,275
65	Wintrust Financial Corp	2,442
186	Zions Bancorporation	3,842

		37,959

Insurance — 6.1%
91	American Financial Group Inc/OH	3,449
104	Arch Capital Group Ltd †	4,334
56	Arthur J Gallagher & Co	2,006
155	CNO Financial Group Inc	1,496
92	Fidelity National Financial Inc, Class A	1,968
25	ProAssurance Corp	2,261
67	WR Berkley Corp	2,512

		18,026

2

Real Estate Investment Trusts (REITs) — 8.3%
43	American Campus Communities Inc	1,887
35	BRE Properties Inc	1,641
231	CubeSmart	2,973
170	DDR Corp	2,611
322	DiamondRock Hospitality Co	3,101
15	Federal Realty Investment Trust	1,580
201	Lexington Realty Trust	1,942
178	Medical Properties Trust Inc	1,860
366	NorthStar Realty Finance Corp	2,328
246	Sunstone Hotel Investors Inc †	2,706
70	UDR Inc	1,737

		24,366

Thrifts & Mortgage Finance — 0.2%
90	Hudson City Bancorp Inc	716

TOTAL FINANCIALS		88,068

HEALTH CARE — 5.9%
Health Care Providers & Services — 4.6%
35	Centene Corp †	1,309
289	Health Management Associates Inc, Class A †	2,425
149	HealthSouth Corp †	3,585
28	Magellan Health Services Inc †	1,445
65	Universal Health Services Inc, Class B	2,972
30	WellCare Health Plans Inc †	1,697

		13,433

Pharmaceuticals — 1.3%
60	Endo Health Solutions Inc †	1,903
80	Impax Laboratories Inc †	2,077

		3,980

TOTAL HEALTH CARE		17,413

INDUSTRIALS — 11.4%
Aerospace & Defense — 3.7%
64	B/E Aerospace Inc †	2,694
46	Esterline Technologies Corp †	2,582
75	Hexcel Corp †	1,802
107	Spirit Aerosystems Holdings Inc, Class A †	2,377
55	Textron Inc	1,439

		10,894

Building Products — 0.8%
70	Owens Corning †	2,342

Commercial Services & Supplies — 1.4%
33	Consolidated Graphics Inc †	861
112	Deluxe Corp	3,423

		4,284

3

Construction & Engineering — 1.7%
128	Dycom Industries Inc †	1,841
81	EMCOR Group Inc	2,312
68	Primoris Services Corp	887

		5,040

Machinery — 2.2%
50	Crane Co	1,997
42	Gardner Denver Inc	2,537
92	ITT Corp	1,854

		6,388

Road & Rail — 1.6%
28	Genesee & Wyoming Inc, Class A †	1,872
90	Old Dominion Freight Line Inc †	2,714

		4,586

TOTAL INDUSTRIALS		33,534

INFORMATION TECHNOLOGY — 11.1%
Communications Equipment — 1.0%
137	Arris Group Inc †	1,752
91	Ciena Corp †	1,238

		2,990

Electronic Equipment, Instruments & Components — 4.2%
75	Arrow Electronics Inc †	2,528
178	Benchmark Electronics Inc †	2,718
72	Plexus Corp †	2,181
40	SYNNEX Corp †	1,303
189	TTM Technologies Inc †	1,783
194	Vishay Intertechnology Inc †	1,907

		12,420

Semiconductors & Semiconductor Equipment — 4.2%
202	Fairchild Semiconductor International Inc †	2,650
423	Integrated Device Technology Inc †	2,487
104	International Rectifier Corp †	1,736
248	Intersil Corp, Class A	2,170
138	Teradyne Inc †	1,962
270	TriQuint Semiconductor Inc †	1,364

		12,369

Software — 1.7%
145	Compuware Corp †	1,437
68	Parametric Technology Corp †	1,482
90	Progress Software Corp †	1,925

		4,844

TOTAL INFORMATION TECHNOLOGY		32,623

4

MATERIALS — 7.8%
Chemicals — 3.7%
20	Ashland Inc	1,432
63	HB Fuller Co	1,933
40	Innophos Holdings Inc	1,940
20	Minerals Technologies Inc	1,419
153	PolyOne Corp	2,535
37	Rockwood Holdings Inc	1,724

		10,983

Containers & Packaging — 1.0%
39	Rock-Tenn Co, Class A	2,815

Metals & Mining — 3.1%
39	Carpenter Technology Corp	2,041
47	Kaiser Aluminum Corp	2,744
309	Noranda Aluminum Holding Corp	2,067
94	RTI International Metals Inc †	2,250

		9,102

TOTAL MATERIALS		22,900

UTILITIES — 7.9%
Electric Utilities — 4.5%
70	El Paso Electric Co	2,397
99	Great Plains Energy Inc	2,204
54	IDACORP Inc	2,337
206	NV Energy Inc	3,710
133	PNM Resources Inc	2,797

		13,445

Gas Utilities — 1.3%
118	UGI Corp	3,746

Independent Power Producers & Energy Traders — 0.7%
99	NRG Energy Inc	2,118

Multi-Utilities — 1.4%
40	Alliant Energy Corp	1,736
81	Vectren Corp	2,316

		4,052

TOTAL UTILITIES		23,361

TOTAL COMMON STOCKS
(Cost $256,350)		275,673

INVESTMENT COMPANY — 1.0%
(Cost $3,046)
3,046	State Street Institutional U.S. Government Money Market Fund	3,046

5

TOTAL INVESTMENTS
(Cost $259,396)(d)	94.7%	278,719
OTHER ASSETS AND LIABILITIES (Net)	5.3	15,551

NET ASSETS	100.0%	$294,270

†	Non-income producing security.
(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$278,719
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$278,719

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above, during the fiscal period ended September 30, 2012.

(b)	As of September 30, 2012, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

(c)

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of

6

Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	At September 30, 2012, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $28,269, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $8,946 and net appreciation for financial reporting purposes was $19,323. At September 30, 2012, aggregate cost for financial reporting purposes was $259,396.

7

Munder International Equity Fund (a)

Portfolio of Investments, September 30, 2012 (Unaudited) (b),(c)

Shares		Value (d),(e),(g)

COMMON STOCKS — 91.1%
Australia — 8.1%
51,100	Adelaide Brighton Ltd	$159,548
21,009	AMP Ltd	94,362
585,775	Arrium Ltd	331,155
12,450	Ausdrill Ltd	37,452
15,025	Brickworks Ltd	157,725
30,050	Caltex Australia Ltd	515,255
20,750	Challenger Ltd/AU	70,383
275	Commonwealth Bank of Australia	15,909
48,275	GrainCorp Ltd	448,678
79,825	Metcash Ltd	293,121
10,800	National Australia Bank Ltd	285,560
49,450	Primary Health Care Ltd	185,686
15,967	QBE Insurance Group Ltd	214,485
3,175	Sonic Healthcare Ltd	44,626
28,350	Suncorp Group Ltd	271,725
25,713	TABCORP Holdings Ltd	73,615
36,875	Telstra Corp Ltd	149,942

		3,349,227

Austria — 0.2%
550	Strabag SE	13,319
1,300	Vienna Insurance Group AG Wiener Versicherung Gruppe	55,129

		68,448

Belgium — 0.4%
4,250	Delhaize Group SA	164,090

Denmark — 0.2%
900	H Lundbeck A/S	16,723
850	Royal UNIBREW A/S	65,199

		81,922

Finland — 1.3%
19,325	Huhtamaki OYJ	308,185
20,325	UPM-Kymmene OYJ, ADR	229,469

		537,654

France — 8.0%
5,245	AXA SA	78,118
12,800	AXA SA, ADR	190,720
791	BNP Paribas SA	37,589
2,075	Cap Gemini SA	87,794
5,481	Casino Guichard Perrachon SA	485,217
13,167	CNP Assurances	171,994
10,225	France Telecom SA, ADR	124,950

1

2,632	GDF Suez	58,851
5,684	GDF Suez, ADR	127,322
9,250	Plastic Omnium SA	230,364
1,552	Sanofi	132,328
6,748	Sanofi, ADR	290,569
625	SCOR SE	16,115
6,160	Total SA, ADR	308,616
17,412	Vinci SA	741,629
10,318	Vivendi SA	201,207

		3,283,383

Germany — 5.3%
669	Allianz SE	79,600
29,800	Allianz SE, ADR	353,726
1,775	BASF SE	149,745
363	Deutsche Telekom AG	4,467
6,525	E.ON AG	154,828
10,075	E.ON AG, ADR	238,878
3,500	Muenchener Rueckversicherungs AG	546,467
2,375	RWE AG	106,255
3,225	Volkswagen AG	539,586

		2,173,552

Greece — 1.3%
145,000	Hellenic Telecommunications Organization SA †	542,227

Guernsey — 0.9%
45,375	Tetragon Financial Group Ltd	387,503

Hong Kong — 3.3%
586,150	Allied Properties HK Ltd	80,884
142,700	Cathay Pacific Airways Ltd	232,249
136,775	Champion REIT	62,619
857,475	K Wah International Holdings Ltd	408,055
104,264	NWS Holdings Ltd	168,080
63,125	Shenzhen International Holdings Ltd	4,315
1,200,550	Shougang Fushan Resources Group Ltd	322,044
140,450	Yuexiu Transport Infrastructure Ltd	65,932

		1,344,178

Ireland — 0.1%
5,800	Smurfit Kappa Group PLC	58,583

Israel — 0.7%
1,750	Delek Group Ltd	291,935

Italy — 2.7%
169,250	Enel SpA	598,545
9,411	ENI SpA	205,833
19,700	Telecom Italia SpA, Ordinary Shares, ADR	197,788
91,525	Telecom Italia SpA, Savings Shares	80,154
1,686	Telecom Italia SpA, Savings Shares, ADR	14,584

		1,096,904

Japan — 19.9%
5,250	Aeon Co Ltd	59,402
800	Cocokara fine Inc	27,934

2

39,875	DIC Corp	64,892
69,750	Fujitsu Ltd	261,875
15,800	Hitachi Ltd, ADR	876,900
108,500	ITOCHU Corp	1,099,737
157,075	Marubeni Corp	1,002,350
2,150	MEIJI Holdings Co Ltd	106,756
4,925	Mitsubishi Corp, ADR	177,448
7,625	Mitsubishi UFJ Financial Group Inc, ADR	35,456
998,275	Mizuho Financial Group Inc	1,624,563
275	NET One Systems Co Ltd	3,464
199,450	Nippon Light Metal Co Ltd (f),(h),(i)	194,236
33,100	Nippon Telegraph & Telephone Corp, ADR	784,801
53,475	Nissan Motor Co Ltd	455,675
18,825	NOF Corp	90,700
3,800	Seven & I Holdings Co Ltd	116,717
875	Sumitomo Mitsui Financial Group Inc	27,358
13,425	Tosoh Corp	25,460
16,025	Toyo Ink SC Holdings Co Ltd	57,496
175	Universal Entertainment Corp	3,550
129,875	UNY Co Ltd	1,010,176
12,800	Yokohama Rubber Co Ltd/The	94,475

		8,201,421

Netherlands — 5.0%
11,677	Mediq NV	193,571
15,050	Royal Dutch Shell PLC, Class A, ADR	1,044,620
10,335	Royal Dutch Shell PLC, Class B, ADR	736,886
2,950	Unilever NV, NYR	104,666

		2,079,743

New Zealand — 1.0%
204,550	Telecom Corp of New Zealand Ltd	403,484

Norway — 2.4%
12,250	Atea ASA	120,278
975,800	Marine Harvest ASA †	788,625
76,450	STX OSV Holdings Ltd	101,232

		1,010,135

Portugal — 0.2%
71,150	Banco Comercial Portugues SA †	5,851
33,850	EDP - Energias de Portugal SA	93,175

		99,026

Singapore — 2.6%
413,300	Far East Orchard Ltd	794,807
6,675	Jardine Cycle & Carriage Ltd	261,626
3,675	Venture Corp Ltd	24,107

		1,080,540

Spain — 2.2%
78,883	Banco Santander SA, ADR	588,467
375	Endesa SA	7,204
8,625	Gas Natural SDG SA	122,085

3

48,250	Mapfre SA	132,192
5,623	Telefonica SA, ADR	74,674

		924,622

Sweden — 2.3%
10,200	Boliden AB	170,031
2,975	Meda AB, A Shares	30,095
29,950	Peab AB	139,975
19,000	Svenska Cellulosa AB, B Shares	352,880
13,925	Swedbank AB, A Shares	261,592

		954,573

Switzerland — 5.7%
2,386	Novartis AG	146,001
12,507	Novartis AG, ADR	766,179
11,625	Swatch Group AG/The	807,755
24,650	Zurich Insurance Group AG, ADR †	616,990

		2,336,925

United Kingdom — 17.3%
22,250	AstraZeneca PLC, ADR	1,064,885
44,876	BP PLC	316,313
16,150	BP PLC, ADR	684,114
27,625	Computacenter PLC	169,514
11,175	Cranswick PLC	142,017
6,575	De La Rue PLC	107,553
124,400	DS Smith PLC	373,438
5,725	Firstgroup PLC	22,187
14,793	GlaxoSmithKline PLC	340,997
9,661	GlaxoSmithKline PLC, ADR	446,725
28,400	Greene King PLC	275,391
62,050	Home Retail Group PLC	89,277
1,397	HSBC Holdings PLC, ADR	64,905
2,225	Imperial Tobacco Group PLC, ADR	164,739
23,840	Inchcape PLC	138,435
29,000	J Sainsbury PLC	162,731
652,300	Man Group PLC	867,420
61,608	Micro Focus International PLC	586,462
19,125	Mondi PLC	194,563
120,109	Old Mutual PLC	329,524
9,400	Pace PLC	24,180
3,225	Rexam PLC, ADR	112,553
64,120	Stagecoach Group PLC	290,743
32,125	Tesco PLC	172,226

		7,140,892

TOTAL COMMON STOCKS
(Cost $34,319,098)		37,610,967

PREFERRED STOCK — 2.5%
(Cost $317,357)
Germany — 2.5%
5,700	Volkswagen AG	1,039,753

4

RIGHT — 0.0% #
(Cost $0)
Guernsey — 0.0% #
20,387	John Laing Infrastructure Fund Ltd †,(f),(h),(i)	99

INVESTMENT COMPANIES — 6.4%
Guernsey — 1.6%
192,352	HICL Infrastructure Co Ltd	377,080
158,206	John Laing Infrastructure Fund Ltd	272,843

		649,923

Multi-Country — 3.9%
10,175	BB Biotech AG †	1,025,073
17,800	Vanguard MSCI EAFE ETF	585,086

		1,610,159

United States — 0.9%
365,948	State Street Institutional U.S. Government Money Market Fund	365,948

TOTAL INVESTMENT COMPANIES
(Cost $2,442,531)		2,626,030

TOTAL INVESTMENTS
(Cost $37,078,986)(j)	100.0%	$41,276,849
OTHER ASSETS AND LIABILITIES (Net)	0.0 #	12,828

NET ASSETS	100.0%	$41,289,677

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	The Board of Trustees of Munder Series Trust (“MST”) has approved the reorganization of the International Equity Fund with and into the Munder International Fund – Core Equity, a separate series of MST, subject to approval by shareholders.

(b)	Country classifications are based on the country in which the issuer’s headquarters is located. In the case of investments in investment companies, including exchange-traded funds, country classification is based on the country exposure represented by the investment company, which may be “multi-country”.

(c)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(d)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, significant event fair value factors, interest rates, prepayment speeds, credit risk, etc.)

5

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012:

Valuation Inputs	Investments in Securities*
Level 1 — Quoted Prices	$41,082,514
Level 2 — Other Significant Observable Inputs	194,335
Level 3 — Significant Unobservable Inputs	—

Total	$41,276,849

*	Securities that were fair valued due to a significant event with a total value of $28,947,286 on June 30, 2012 were transferred from Level 2 to Level 1 during the fiscal period ended September 30, 2012.

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period.

(e)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (d) above).

(f)	Security value was determined based on Level 2 inputs established by ASC Topic 820 (see note (d) above).

(g)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(h)	Security valued at fair value as of September 30, 2012, in accordance with guidelines approved by the Board of Trustees (see note (g) above). At September 30, 2012, these securities represented $194,335, 0.50% of net assets.

6

(i)	Security considered illiquid. The Fund may not invest more that 15% of its net assets in illiquid securities. As of September 30, 2012, illiquid securities represent $194,335, 0.50% of net assets.

Security	Acquisition Date	Cost
Nippon Light Metal Co Ltd	6/24/2010	$288,767
John Laing Infrastructure Fund Ltd	8/22/2012	$276,250

(j)	At September 30, 2012, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $8,589,181, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $4,391,318 and net appreciation for financial reporting purposes was $4,197,863. At September 30, 2012, aggregate cost for financial reporting purposes was $37,078,986.

ABBREVIATIONS:
ADR	—	American Depositary Receipt
ETF	—	Exchange Traded Fund
NYR	—	New York Registered Shares
REIT	—	Real Estate Investment Trust

At September 30, 2012, industry diversification of the Fund was as follows:

	% of Net Assets	Value
COMMON STOCKS:
Oil, Gas & Consumable Fuels	9.2%	$3,811,637
Pharmaceuticals	7.8	3,234,502
Insurance	7.8	3,221,530
Commercial Banks	7.1	2,947,250
Diversified Telecommunication Services	6.2	2,578,278
Food & Staples Retailing	6.0	2,491,614
Trading Companies & Distributors	5.5	2,279,535
Food Products	3.9	1,590,742
Capital Markets	3.2	1,335,807
Real Estate Management & Development	2.9	1,202,862
Metals & Mining	2.5	1,017,466
Automobiles	2.4	995,261
Construction & Engineering	2.3	932,375
Electronic Equipment, Instruments & Components	2.2	901,007
Containers & Packaging	2.1	852,759
Textiles, Apparel & Luxury Goods	2.0	807,755
Electric Utilities	1.7	698,924
Multi-Utilities	1.7	686,134
Software	1.4	586,462
Industrial Conglomerates	1.1	460,015
Paper & Forest Products	1.0	424,032
Health Care Providers & Services	1.0	423,883
Distributors	1.0	400,061
Chemicals	0.9	388,293
IT Services	0.9	381,050
Household Products	0.9	352,880
Hotels, Restaurants & Leisure	0.8	349,006
Auto Components	0.8	324,839
Construction Materials	0.8	317,273
Road & Rail	0.8	312,930

7

	% of Net Assets		Value
Computers & Peripherals	0.6		261,875
Airlines	0.6		232,249
Tobacco	0.4		164,739
Gas Utilities	0.3		122,085
Commercial Services & Supplies	0.3		107,553
Machinery	0.2		101,232
Internet & Catalog Retail	0.2		89,277
Transportation Infrastructure	0.2		70,247
Beverages	0.2		65,199
Real Estate Investment Trusts (REITs)	0.1		62,619
Communications Equipment	0.1		24,180
Leisure Equipment & Products	0.0	#	3,550

TOTAL COMMON STOCKS	91.1		37,610,967

PREFERRED STOCK:
Automobiles	2.5		1,039,753

RIGHT:
Electronic Equipment & Instruments	0.0	#	99

INVESTMENT COMPANIES	6.4		2,626,030

TOTAL INVESTMENTS	100.0		41,276,849
OTHER ASSETS AND LIABILITIES (NET)	0.0	#	12,828

NET ASSETS	100.0%		$41,289,677

#	Amount represents less than 0.05% of net assets.

8

Munder International Fund – Core Equity (a)

Portfolio of Investments, September 30, 2012 (Unaudited) (b),(c),(d)

Shares		Value(e),(f),(g)

COMMON STOCKS — 96.8%
Australia — 5.7%
3,899	Australia & New Zealand Banking Group Ltd	$100,100
2,370	BHP Billiton Ltd	81,226
26,993	Commonwealth Property Office Fund	28,980
9,283	Insurance Australia Group Ltd	42,080
4,618	Lend Lease Group	37,603
2,318	Ramsay Health Care Ltd	57,755
1,177	Rio Tinto Ltd	65,147
14,638	Telstra Corp Ltd	59,521
754	Wesfarmers Ltd	26,796

		499,208

Belgium — 1.2%
873	Anheuser-Busch InBev NV	74,233
261	Solvay SA	30,206

		104,439

Brazil — 2.3%
2,160	Banco Bradesco SA, ADR	34,711
2,800	Banco do Brasil SA	34,253
1,200	Cielo SA	29,946
3,500	Obrascon Huarte Lain Brasil SA	32,113
1,790	Petroleo Brasileiro SA, ADR	39,505
1,635	Vale SA, ADR	29,267

		199,795

Canada — 7.1%
883	Agrium Inc	91,614
2,253	Alimentation Couche Tard Inc, Class B	103,540
626	Canadian Imperial Bank of Commerce	48,999
302	Canadian National Railway Co	26,723
967	Husky Energy Inc	25,987
900	Inmet Mining Corp	42,780
410	National Bank of Canada	31,028
1,075	Pacific Rubiales Energy Corp	25,686
874	Royal Bank of Canada	50,266
2,894	Suncor Energy Inc	95,201
544	Toronto-Dominion Bank/The	45,369
1,932	TransForce Inc	34,195

		621,388

China — 4.0%
119,000	Bank of China Ltd, H Shares	45,427
16,000	China Oilfield Services Ltd, H Shares	29,177
30,000	China Railway Construction Corp Ltd, H Shares	27,083
14,000	CNOOC Ltd	28,671

1

75,000	Industrial & Commercial Bank of China Ltd, H Shares	44,299
44,000	Lenovo Group Ltd	36,600
900	Tencent Holdings Ltd	30,758
26,000	Uni-President China Holdings Ltd	29,843
134,000	Zijin Mining Group Co Ltd, H Shares	54,090
20,200	Zoomlion Heavy Industry Science and Technology Co Ltd, H Shares	22,925

		348,873

Colombia — 0.3%
8,709	Ecopetrol SA	25,646

Denmark — 1.2%
171	Coloplast A/S, Class B	35,606
165	Novo Nordisk A/S, Class B	26,066
215	Topdanmark A/S †	42,099

		103,771

Finland — 1.7%
1,445	Elisa OYJ	32,663
1,952	Huhtamaki OYJ	31,129
662	Metso OYJ	23,658
2,049	Pohjola Bank PLC, Series A	26,963
985	Sampo OYJ, A Shares	30,644

		145,057

France — 6.5%
634	Alstom SA	22,230
432	Arkema SA	40,448
507	AtoS	35,338
986	BNP Paribas SA	46,856
476	Cie Generale des Etablissements Michelin	37,288
276	Dassault Systemes SA	28,998
1,692	European Aeronautic Defence and Space Co NV	53,629
217	L’Oreal SA	26,843
480	Publicis Groupe SA	26,863
955	Renault SA	44,818
1,552	Rexel SA	31,232
1,135	Sanofi	96,774
938	Total SA	46,527
282	Zodiac Aerospace	27,534

		565,378

Germany — 4.7%
708	Bayer AG	60,803
1,602	Deutsche Post AG	31,291
2,646	Freenet AG	43,183
549	Fresenius SE & Co KGaA	63,734
1,134	Hannover Rueckversicherung AG	72,462
771	Lanxess AG	63,935
877	RWE AG	39,236
535	SAP AG	37,888

		412,532

2

Hong Kong — 2.0%
10,000	BOC Hong Kong Holdings Ltd	31,790
4,000	Cheung Kong Holdings Ltd	58,602
10,000	Cheung Kong Infrastructure Holdings Ltd	60,613
31,000	HKT Trust / HKT Ltd	26,306

		177,311

Indonesia — 1.0%
117,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	29,953
53,000	Telekomunikasi Indonesia Persero Tbk PT	52,335

		82,288

Ireland — 0.4%
3,679	Smurfit Kappa Group PLC	37,160

Israel — 0.3%
525	Check Point Software Technologies Ltd †	25,284

Italy — 1.8%
7,159	Enel SpA	25,317
2,876	ENI SpA	62,903
7,164	Snam SpA	31,761
36,667	Telecom Italia SpA	36,753

		156,734

Japan — 13.2%
900	Aisin Seiki Co Ltd	25,602
2,000	Ajinomoto Co Inc	31,369
2,000	Anritsu Corp	25,935
600	Astellas Pharma Inc	30,484
1,900	Bridgestone Corp	44,067
8,000	Chiba Bank Ltd/The	46,540
2,000	Daiwa House Industry Co Ltd	29,036
24	Fuji Media Holdings Inc	39,303
8,000	Hitachi Ltd	44,490
800	Honda Motor Co Ltd	24,572
2,000	Japan Tobacco Inc	60,021
100	Keyence Corp	25,628
1,400	Mitsubishi Corp	25,456
27,500	Mizuho Financial Group Inc	44,753
1,900	NET One Systems Co Ltd	23,933
1,000	Nikon Corp	27,524
7,000	Nippon Express Co Ltd	26,550
1,057	Nippon Telegraph & Telephone Corp	50,385
5,600	Nissan Motor Co Ltd	47,719
600	Nitto Denko Corp	28,601
450	ORIX Corp	45,208
1,400	Otsuka Holdings Co Ltd	43,414
1,400	Seven & I Holdings Co Ltd	43,001
300	Shimamura Co Ltd	34,944
1,200	Softbank Corp	48,590
2,700	Sumitomo Mitsui Financial Group Inc	84,418
6,000	Tokyu Land Corp	32,137
1,000	Toyo Suisan Kaisha Ltd	25,013

3

1,600	West Japan Railway Co	68,375
2,300	Yokogawa Electric Corp	26,584

		1,153,652

Malaysia — 0.4%
28,784	Alliance Financial Group Bhd	38,517

Mexico — 1.3%
15,000	Alfa SAB de CV, Class A	27,922
24,500	America Movil SAB de CV, Series L	31,216
3,100	Fomento Economico Mexicano SAB de CV, BD Units	28,546
8,776	Grupo Mexico SAB de CV, Series B	29,004

		116,688

Netherlands — 1.6%
998	ASML Holding NV	53,338
2,344	Koninklijke Ahold NV	29,360
2,554	Koninklijke Philips Electronics NV	59,585

		142,283

Norway — 1.3%
1,475	Aker Solutions ASA	27,935
1,217	TGS Nopec Geophysical Co ASA	39,704
950	Yara International ASA	47,592

		115,231

Philippines — 0.7%
59,000	First Gen Corp †	28,259
278,000	Metro Pacific Investments Corp	27,923

		56,182

Poland — 1.0%
1,131	KGHM Polska Miedz SA	53,838
19,768	Tauron Polska Energia SA	30,235

		84,073

Portugal — 0.5%
14,085	EDP - Energias de Portugal SA	38,770

Russian Federation — 1.9%
7,785	Gazprom OAO, ADR	78,551
485	Lukoil OAO, ADR	29,876
19,679	Sberbank of Russia	57,561

		165,988

Singapore — 2.3%
8,000	DBS Group Holdings Ltd	93,807
68,000	Golden Agri-Resources Ltd	36,571
4,000	Keppel Corp Ltd	37,158
8,000	SembCorp Industries Ltd	36,962

		204,498

South Africa — 1.2%
2,604	Imperial Holdings Ltd	58,666
12,246	Life Healthcare Group Holdings Ltd	46,715

		105,381

4

South Korea — 4.0%
446	CJ Korea Express Co Ltd †	38,885
1,130	Hyundai Marine & Fire Insurance Co Ltd	35,178
374	Hyundai Motor Co	84,799
93	Samsung Electronics Co Ltd	112,628
770	Samsung Heavy Industries Co Ltd	26,119
1,228	Soulbrain Co Ltd	47,234

		344,843

Spain — 1.4%
965	Grifols SA †	31,870
13,278	Mapfre SA	36,378
1,082	Red Electrica Corp SA	51,300

		119,548

Sweden — 1.8%
1,757	Sandvik AB	23,846
7,000	Skandinaviska Enskilda Banken AB, A Shares	58,610
4,119	Swedbank AB, A Shares	77,379

		159,835

Switzerland — 4.6%
541	Aryzta AG †	25,943
974	Cie Financiere Richemont SA, A Shares	58,409
393	Holcim Ltd †	25,030
1,549	Nestle SA	97,667
338	Roche Holding AG	63,143
512	Swiss Life Holding AG †	60,917
285	Zurich Insurance Group AG †	70,970

		402,079

Taiwan — 2.5%
11,000	Chong Hong Construction Co	27,206
8,000	Delta Electronics Inc	30,975
12,000	Far EasTone Telecommunications Co Ltd	29,679
7,210	Radiant Opto-Electronics Corp	31,237
165,110	Taishin Financial Holding Co Ltd	63,648
2,440	Taiwan Semiconductor Manufacturing Co Ltd, ADR	38,601

		221,346

Thailand — 1.2%
8,160	Advanced Info Service PCL	56,733
21,100	Thai Union Frozen Products PCL	50,214

		106,947

Turkey — 0.5%
5,413	Turkiye Halk Bankasi AS	42,166

United Kingdom — 15.2%
20,446	Aberdeen Asset Management PLC	102,713
4,852	Ashtead Group PLC	25,370
907	AstraZeneca PLC	43,280
9,239	Aviva PLC	47,547
4,913	BAE Systems PLC	25,792

5

27,001	Barclays PLC	93,677
16,227	Barratt Developments PLC †	44,415
7,552	BP PLC	53,231
518	British American Tobacco PLC	26,595
20,063	BT Group PLC	74,742
709	Carnival PLC	26,138
5,460	Centrica PLC	28,902
3,020	Diageo PLC	84,830
4,620	easyJet PLC	43,307
6,472	HSBC Holdings PLC	59,916
29,497	ITV PLC	42,106
8,796	J Sainsbury PLC	49,358
6,022	Mondi PLC	61,263
2,381	National Grid PLC	26,260
2,872	Rolls-Royce Holdings PLC †	39,096
6,487	Royal Dutch Shell PLC, B Shares	230,245
1,555	Smiths Group PLC	26,039
5,455	Stagecoach Group PLC	24,735
8,327	TalkTalk Telecom Group PLC	24,930
1,897	WPP PLC	25,777

		1,330,264

TOTAL COMMON STOCKS
(Cost $7,434,988)		8,453,155

PREFERRED STOCKS — 1.2%
Germany — 1.2%
769	Henkel AG & Co KGaA	61,160
264	Volkswagen AG	48,157

TOTAL PREFERRED STOCKS
(Cost $82,029)		109,317

INVESTMENT COMPANIES — 2.0%
India — 1.5%
5,265	iShares S&P India Nifty 50 Index Fund	129,203

United States — 0.5%
42,868	State Street Institutional U.S. Government Money Market Fund	42,868

TOTAL INVESTMENT COMPANIES
(Cost $174,336)		172,071

TOTAL INVESTMENTS(d)
(Cost $7,691,353)(h)	100.0%	8,734,543
OTHER ASSETS AND LIABILITIES (Net)		(6,468,583)

NET ASSETS		$2,265,960

†	Non-income producing security.

(a)	The Board of Trustees of Munder Series Trust (“MST”) has approved the reorganization of the Munder International Equity Fund, a separate series of MST, with and into the Munder International Fund – Core Equity, subject to approval by shareholders of the Munder International Equity Fund.

6

(b)	Country classifications are based on the country classifications assigned by the Fund’s benchmark.

(c)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(d)	There was a large redemption from the Fund on September 28, 2012, which is reflected in “Other Assets and Liabilities.” As a result, percentages shown for country allocation and industry diversification are based on Total Investments rather than Net Assets.

(e)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, significant event fair value factors, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012:

Valuation Inputs	Investments in Securities*
Level 1 — Quoted Prices	$8,734,543
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$8,734,543

*	Securities that were fair valued due to a significant event with a total value of $6,663,130 on June 30, 2012 were transferred from Level 2 to Level 1 during the fiscal period ended September 30, 2012.

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period.

(f)	As of September 30, 2012, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (e) above).

(g)

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange.

7

Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges, if any, also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(h)	At September 30, 2012, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,205,444, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $162,254 and net appreciation for financial reporting purposes was $1,043,190. At September 30, 2012, aggregate cost for financial reporting purposes was $7,691,353.

ABBREVIATION:
ADR	—	American Depositary Receipt

At September 30, 2012, industry diversification of the Fund was as follows:

	% of Total Investments(d)	Value
COMMON STOCKS:
Commercial Banks	14.6%	$1,274,090
Oil, Gas & Consumable Fuels	8.5	742,029
Insurance	5.0	438,275
Pharmaceuticals	4.2	363,964
Diversified Telecommunication Services	4.1	357,635
Metals & Mining	4.1	355,352
Chemicals	4.0	349,630
Food Products	3.7	326,573
Food & Staples Retailing	2.9	252,055
Semiconductors & Semiconductor Equipment	2.7	235,804
Road & Rail	2.5	219,463
Wireless Telecommunication Services	2.4	209,401
Electric Utilities	2.4	206,235
Automobiles	2.3	201,908
Industrial Conglomerates	2.1	187,666
Beverages	2.1	187,609
Real Estate Management & Development	2.1	184,584
Health Care Providers & Services	1.9	168,204

8

	% of Total Investments(d)	Value
Electronic Equipment, Instruments & Components	1.8	153,612
Aerospace & Defense	1.7	146,051
Media	1.5	134,049
Auto Components	1.2	106,957
Capital Markets	1.2	102,713
Diversified Financial Services	1.1	100,094
Energy Equipment & Services	1.1	96,816
Machinery	1.1	96,548
Multi-Utilities	1.1	94,398
Software	1.1	92,170
IT Services	1.0	89,217
Tobacco	1.0	86,616
Trading Companies & Distributors	0.9	82,058
Containers & Packaging	0.8	68,289
Paper & Forest Products	0.7	61,263
Distributors	0.7	58,666
Textiles, Apparel & Luxury Goods	0.7	58,409
Household Durables	0.5	44,415
Airlines	0.5	43,307
Computers & Peripherals	0.4	36,600
Health Care Equipment & Supplies	0.4	35,606
Specialty Retail	0.4	34,944
Transportation Infrastructure	0.4	32,113
Biotechnology	0.4	31,870
Gas Utilities	0.4	31,761
Air Freight & Logistics	0.4	31,291
Internet Software & Services	0.3	30,758
Real Estate Investment Trusts (REITs)	0.3	28,980
Independent Power Producers & Energy Traders	0.3	28,259
Leisure Equipment & Products	0.3	27,524
Construction & Engineering	0.3	27,083
Personal Products	0.3	26,843
Hotels, Restaurants & Leisure	0.3	26,138
Construction Materials	0.3	25,030
Electrical Equipment	0.3	22,230

TOTAL COMMON STOCKS	96.8	8,453,155

PREFERRED STOCKS:
Household Products	0.7	61,160
Automobiles	0.5	48,157

TOTAL PREFERRED STOCKS	1.2	109,317
INVESTMENT COMPANIES	2.0	172,071

TOTAL INVESTMENTS	100.0%	8,734,543
OTHER ASSETS AND LIABILITIES (NET)		(6,468,583)

NET ASSETS		$2,265,960

9

Munder International Small-Cap Fund

Portfolio of Investments, September 30, 2012 (Unaudited) (a),(b)

Shares		Value(c),(d),(e)

COMMON STOCKS — 98.9%
Australia — 8.4%
498,919	Ausdrill Ltd	$1,500,833
296,403	Ausenco Ltd	823,990
979,506	Beach Energy Ltd	1,285,293
145,940	carsales.com Ltd	1,173,223
276,430	Challenger Ltd/AU	937,643
1,094,500	Commonwealth Property Office Fund	1,175,061
288,170	Decmil Group Ltd	813,059
249,227	DuluxGroup Ltd	853,127
1,448,834	Envestra Ltd	1,360,103
476,495	FlexiGroup Ltd	1,591,544
93,027	Flight Centre Ltd	2,276,363
142,805	GrainCorp Ltd, Class A	1,327,260
310,750	iiNET Ltd	1,186,215
660,665	Mount Gibson Iron Ltd	513,981
265,119	Primary Health Care Ltd	995,529
208,125	Regis Resources Ltd †	1,232,721
816,111	Spark Infrastructure Group	1,379,880
756,695	St Barbara Ltd †	1,695,427
144,907	Super Retail Group Ltd	1,170,931

		23,292,183

Austria — 1.9%
31,281	AMS AG	3,126,437
32,847	RHI AG	873,115
12,520	Schoeller-Bleckmann Oilfield Equipment AG	1,299,655

		5,299,207

Belgium — 0.8%
15,060	Barco NV	1,023,766
13,335	Kinepolis Group NV	1,322,053

		2,345,819

Canada — 9.4%
78,913	Aimia Inc	1,183,173
270,997	Argonaut Gold Inc †	2,808,930
13,225	Atco Ltd/Canada, Class I	1,035,831
64,947	Canadian Apartment Properties REIT	1,642,999
31,011	Dollarama Inc	1,979,392
97,052	Endeavour Silver Corp †	967,460
24,688	Home Capital Group Inc	1,291,782
103,115	Jean Coutu Group PJC Inc/The, Class A	1,492,551
22,037	Laurentian Bank of Canada	1,037,404
112,900	Martinrea International Inc †	810,776
53,954	Mullen Group Ltd	1,278,739

1

192,687	Nevsun Resources Ltd	903,557
50,567	Parkland Fuel Corp	854,356
67,300	Pason Systems Inc	1,123,378
25,360	ShawCor Ltd, Class A	1,100,971
117,180	Sierra Wireless Inc †	911,660
198,651	Spartan Oil Corp †	933,545
38,794	Stantec Inc	1,321,940
98,370	Surge Energy Inc †	766,467
93,216	TransForce Inc	1,649,841
377,436	Twin Butte Energy Ltd	1,094,184

		26,188,936

Denmark — 2.6%
41,278	Christa Hansen Holding A/S	1,243,712
91,536	GN Store Nord A/S	1,408,185
58,024	Pandora A/S	790,123
18,557	Royal UNIBREW A/S	1,423,402
47,872	Sydbank A/S †	902,731
7,855	Topdanmark A/S †	1,538,099

		7,306,252

Finland — 1.8%
109,190	Huhtamaki OYJ	1,741,304
338,233	Sponda OYJ	1,386,522
54,010	Tieto OYJ	932,810
46,420	Tikkurila OYJ	882,253

		4,942,889

France — 6.5%
21,640	Arkema SA	2,026,126
33,587	AtoS	2,341,051
11,274	Eurofins Scientific	1,599,437
10,932	Fonciere Des Regions	821,817
34,113	Ingenico	1,753,476
49,748	Medica SA	861,119
26,813	Publicis Groupe SA	1,500,560
20,215	Societe BIC SA	2,442,384
110,674	UBISOFT Entertainment †	882,769
31,403	Valeo SA	1,452,759
23,519	Zodiac Aerospace	2,296,350

		17,977,848

Germany — 6.6%
84,850	Alstria Office REIT-AG	993,431
14,999	Aurubis AG	874,097
22,276	Bilfinger Berger SE	1,969,453
32,681	Deutsche Euroshop AG	1,217,905
46,097	Dialog Semiconductor PLC †	898,032
42,899	Duerr AG	2,857,250
87,129	Freenet AG	1,421,957
26,803	Gerresheimer AG †	1,400,804
25,775	Hannover Rueckversicherung AG	1,646,999
18,171	Kabel Deutschland Holding AG †	1,296,194

2

24,427	Lanxess AG	2,025,591
34,020	NORMA Group AG	918,065
84,264	TAG Immobilien AG	896,912

		18,416,690

Hong Kong — 1.2%
488,857	Great Eagle Holdings Ltd	1,487,871
2,172,000	Hutchison Telecommunications Hong Kong Holdings Ltd	960,783
1,076,000	Towngas China Co Ltd	799,293

		3,247,947

Israel — 0.4%
36,331	Allot Communications Ltd †	963,498

Italy — 2.5%
162,403	Banca Generali SpA	2,174,612
292,872	Credito Emiliano SpA	1,357,889
46,334	Lottomatica Group SpA	1,019,350
129,572	Pirelli & C. SpA	1,395,324
150,392	Recordati SpA	1,068,735

		7,015,910

Japan — 18.9%
44,500	Capcom Co Ltd	921,476
79,600	Century Tokyo Leasing Corp	1,543,245
53,400	Chiyoda Co Ltd	1,467,063
349,000	Clarion Co Ltd †	554,536
122	Daiwahouse Residential Investment Corp	923,911
27,730	Endo Lighting Corp	1,161,931
157,000	Japan Aviation Electronics Industry Ltd	1,319,733
130,000	Kagoshima Bank Ltd/The	857,893
72,500	Kintetsu World Express Inc	2,320,669
44,500	Kyoei Steel Ltd	786,334
92,500	NET One Systems Co Ltd	1,165,140
240,000	Nichirei Corp	1,313,173
58,800	Nihon Kohden Corp	2,041,123
137,000	Nippon Paint Co Ltd	1,153,370
77,600	Noritz Corp	1,368,242
202	Orix JREIT Inc	988,775
76,700	Park24 Co Ltd	1,256,056
26,600	Pigeon Corp	1,216,838
118,000	Rengo Co Ltd	542,824
27,200	Ryohin Keikaku Co Ltd	1,718,298
126,000	San-In Godo Bank Ltd/The	918,683
47,800	Seria Co Ltd	796,258
223,000	Shiga Bank Ltd/The	1,403,037
83,200	Ship Healthcare Holdings Inc	2,656,771
84,800	Sohgo Security Services Co Ltd	1,189,851
144,900	Sumitomo Forestry Co Ltd	1,288,578
249,000	Sumitomo Osaka Cement Co Ltd	887,007
33,060	Sumitomo Real Estate Sales Co Ltd	1,658,507
78,100	Taikisha Ltd	1,639,259
50,500	Tokai Rika Co Ltd	709,873

3

72,300	Tokyo Ohka Kogyo Co Ltd	1,549,947
70,500	Tokyo Seimitsu Co Ltd	978,364
92,600	Toridoll.corp	1,503,385
167,000	Toshiba Plant Systems & Services Corp	2,225,525
21,300	Towa Pharmaceutical Co Ltd	1,424,731
244,000	Tsubakimoto Chain Co	1,413,224
41,500	Tsuruha Holdings Inc	3,105,587
351	Wacom Co Ltd	851,863
255,000	Yokohama Rubber Co Ltd/The	1,882,112

		52,703,192

Netherlands — 0.9%
94,554	Aalberts Industries NV	1,697,447
35,162	Royal Imtech NV	928,098

		2,625,545

Norway — 1.7%
105,584	Atea ASA	1,036,691
445,126	Electromagnetic GeoServices AS †	1,091,662
131,320	SpareBank 1 SMN	848,128
96,345	Tomra Systems ASA	853,481
121,220	Wilh Wilhelmsen ASA	835,796

		4,665,758

Singapore — 1.8%
1,135,000	Mapletree Commercial Trust	1,082,097
432,236	Miclyn Express Offshore Ltd	963,971
799,000	OSIM International Ltd	911,506
877,000	STX OSV Holdings Ltd	1,161,282
4,513,000	Yongnam Holdings Ltd	900,982

		5,019,838

South Korea — 4.3%
19,699	CJ Korea Express Co Ltd †	1,717,465
19,651	Com2uSCorp †	1,163,404
44,690	Daesang Corp	944,927
35,590	Hotel Shilla Co Ltd	1,774,016
37,010	KT Skylife Co Ltd †	1,022,297
46,680	LIG Insurance Co Ltd	1,092,004
93,192	Partron Co Ltd	1,140,348
39,872	Silicon Works Co Ltd	1,052,921
52,063	Soulbrain Co Ltd	2,002,558

		11,909,940

Spain — 2.0%
31,611	Grifols SA †	1,043,978
141,395	Jazztel PLC †	842,723
32,138	Red Electrica Corp SA	1,523,724
48,311	Viscofan SA	2,211,362

		5,621,787

Sweden — 2.0%
76,851	Boliden AB	1,281,084
174,433	Fastighets AB Balder, B Shares †	958,627

4

216,900	Trelleborg AB, B Shares	2,438,507
66,202	Wihlborgs Fastigheter AB	987,669

		5,665,887

Switzerland — 5.3%
24,916	Actelion Ltd †	1,247,257
27,873	Aryzta AG †	1,336,600
2,579	Banque Cantonale Vaudoise	1,336,802
4,817	Bucher Industries AG	863,014
13,823	Dufry AG †	1,656,408
6,831	Flughafen Zuerich AG	2,803,579
2,711	Helvetia Holding AG	945,463
167,383	OC Oerlikon Corp AG †	1,608,870
10,871	Schindler Holding AG, Participation Certificates	1,336,191
14,536	Swiss Life Holding AG †	1,729,483

		14,863,667

United Kingdom — 19.9%
695,809	Aberdeen Asset Management PLC	3,495,494
456,638	Ashtead Group PLC	2,387,632
129,811	Babcock International Group PLC	1,943,165
412,448	Balfour Beatty PLC	2,022,705
799,187	Barratt Developments PLC †	2,187,443
317,644	Beazley PLC	861,724
135,175	Berendsen PLC	1,190,720
737,395	Booker Group PLC	1,111,560
24,833	Croda International PLC	972,433
224,889	easyJet PLC	2,108,089
197,494	Fenner PLC	1,231,005
584,665	GKN PLC	2,027,963
1,100,446	Howden Joinery Group PLC	2,638,844
76,293	Hunting PLC	1,018,231
311,905	Inchcape PLC	1,811,176
120,379	Inmarsat PLC	1,146,889
1,017,483	ITV PLC	1,452,439
139,997	Lancashire Holdings Ltd	1,861,662
101,470	London Stock Exchange Group PLC	1,545,140
538,444	Marston’s PLC	992,945
149,232	Meggitt PLC	951,629
239,577	Mondi PLC	2,437,273
489,847	Paragon Group of Cos PLC	1,632,634
76,463	Pennon Group PLC	892,088
38,370	Renishaw PLC	1,024,196
155,158	RPC Group PLC	1,067,589
143,012	Savills PLC	920,741
593,717	Senior PLC	1,958,693
196,168	Soco International PLC †	1,045,347
378,378	Spirent Communications PLC	942,169
305,351	Stagecoach Group PLC	1,384,570
77,488	Synergy Health PLC	1,151,174
465,274	TalkTalk Telecom Group PLC	1,392,955
87,944	Telecity Group PLC	1,271,717

5

98,788	UBM PLC	1,118,255
98,118	Vitec Group PLC/The	1,133,645
29,130	Whitbread PLC	1,066,847

		55,398,781

TOTAL COMMON STOCKS
(Cost $224,290,513)		275,471,574

PREFERRED STOCKS — 0.7%
Germany — 0.7%
12,933	Draegerwerk AG & Co KGaA	1,281,866
34,294	ProSiebenSat.1 Media AG	863,982

TOTAL PREFERRED STOCKS
(Cost $1,279,533)		2,145,848

TOTAL INVESTMENTS
(Cost $225,570,046)(f)	99.6%	277,617,422
OTHER ASSETS AND LIABILITIES (Net)	0.4	996,681

NET ASSETS	100.0%	$278,614,103

†	Non-income producing security.

(a)	Country classifications are based on the country classifications assigned by the Fund’s benchmark.

(b)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, significant event fair value factors, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012:

Valuation Inputs	Investments in Securities*
Level 1 — Quoted Prices	$277,617,422
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$277,617,422

*	Securities that were fair valued due to a significant event with a total value of $232,249,197 on June 30, 2012 were transferred from Level 2 to Level 1 during the fiscal period ended September 30, 2012.

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period.

(d)	As of September 30, 2012, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (c) above).

(e)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(f)	At September 30, 2012, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $56,561,762, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $4,514,386 and net appreciation for financial reporting purposes was $52,047,376. At September 30, 2012, aggregate cost for financial reporting purposes was $225,570,046.

ABBREVIATION:
REIT	—	Real Estate Investment Trust

7

At September 30, 2012, industry diversification of the Fund was as follows:

	% of Net Assets	Value
COMMON STOCKS:
Machinery	6.3%	$17,483,548
Chemicals	4.6	12,709,117
Metals & Mining	4.0	11,063,591
Construction & Engineering	3.9	10,854,451
Commercial Services & Supplies	3.9	10,845,110
Insurance	3.8	10,613,077
Real Estate Management & Development	3.4	9,514,754
Media	3.2	8,894,971
Commercial Banks	3.1	8,662,567
Hotels, Restaurants & Leisure	3.1	8,632,906
Auto Components	3.0	8,278,807
Energy Equipment & Services	2.8	7,876,607
Specialty Retail	2.8	7,844,752
Real Estate Investment Trusts (REITs)	2.7	7,628,091
Food Products	2.6	7,133,322
Electronic Equipment, Instruments & Components	2.2	6,261,519
Semiconductors & Semiconductor Equipment	2.2	6,055,754
Oil, Gas & Consumable Fuels	2.1	5,979,192
Food & Staples Retailing	2.0	5,709,698
Capital Markets	2.0	5,670,106
Health Care Providers & Services	2.0	5,664,593
Diversified Telecommunication Services	2.0	5,529,565
IT Services	2.0	5,475,692
Road & Rail	1.7	4,751,876
Multiline Retail	1.6	4,493,948
Household Durables	1.4	4,030,557
Software	1.4	3,931,147
Health Care Equipment & Supplies	1.2	3,449,308
Containers & Packaging	1.2	3,351,717
Aerospace & Defense	1.2	3,247,979
Diversified Financial Services	1.1	3,088,385
Life Sciences Tools & Services	1.1	3,000,241
Thrifts & Mortgage Finance	1.1	2,924,416
Electric Utilities	1.0	2,903,604
Transportation Infrastructure	1.0	2,803,579
Pharmaceuticals	0.9	2,493,466
Internet Software & Services	0.9	2,444,940
Paper & Forest Products	0.9	2,437,273
Trading Companies & Distributors	0.9	2,387,632
Air Freight & Logistics	0.8	2,320,669
Biotechnology	0.8	2,291,235
Gas Utilities	0.8	2,159,396
Airlines	0.8	2,108,089
Communications Equipment	0.7	1,853,829
Distributors	0.7	1,811,176
Construction Materials	0.6	1,760,122
Consumer Finance	0.6	1,591,544
Beverages	0.5	1,423,402
Wireless Telecommunication Services	0.5	1,421,957

8

Building Products	0.5	1,368,242
Professional Services	0.5	1,321,940
Household Products	0.4	1,216,838
Electrical Equipment	0.4	1,161,931
Leisure Equipment & Products	0.4	1,133,645
Multi-Utilities	0.4	1,035,831
Water Utilities	0.3	892,088
Computers & Peripherals	0.3	851,863
Marine	0.3	835,796
Textiles, Apparel & Luxury Goods	0.3	790,123

TOTAL COMMON STOCKS	98.9	275,471,574

PREFERRED STOCKS:
Health Care Equipment & Supplies	0.4	1,281,866
Media	0.3	863,982

TOTAL PREFERRED STOCKS	0.7	2,145,848

TOTAL INVESTMENTS	99.6	277,617,422
OTHER ASSETS AND LIABILITIES (NET)	0.4	996,681

NET ASSETS	100.0%	$278,614,103

9

Munder Large-Cap Value Fund (a)

Portfolio of Investments, September 30, 2012 (Unaudited)

Shares		Value(b),(c),(d)

COMMON STOCKS — 98.9%

Consumer Discretionary — 7.5%
Auto Components — 0.8%
11,255	Dana Holding Corp	$138,437

Automobiles — 0.7%
13,170	Ford Motor Co	129,856

Hotels, Restaurants & Leisure — 1.9%
3,415	Carnival Corp	124,442
8,335	InterContinental Hotels Group PLC, ADR	218,794

		343,236

Media — 2.2%
3,545	Meredith Corp	124,075
2,865	Time Warner Cable Inc	272,347

		396,422

Textiles, Apparel & Luxury Goods — 1.9%
2,190	VF Corp	348,998

Total Consumer Discretionary		1,356,949

Consumer Staples — 8.4%
Food & Staples Retailing — 3.0%
5,075	CVS Caremark Corp	245,731
4,135	Wal-Mart Stores Inc	305,163

		550,894

Food Products — 2.0%
8,630	Kraft Foods Inc, Class A	356,850

Household Products — 2.2%
1,385	Colgate-Palmolive Co	148,500
2,875	Kimberly-Clark Corp	246,617

		395,117

Tobacco — 1.2%
2,525	Philip Morris International Inc	227,099

Total Consumer Staples		1,529,960

Energy — 10.6%
Energy Equipment & Services — 0.9%
1,465	Cameron International Corp †	82,142
2,395	Halliburton Co	80,688

		162,830

1

Oil, Gas & Consumable Fuels — 9.7%
2,175	Apache Corp	188,072
5,295	Chevron Corp	617,185
4,300	ConocoPhillips	245,874
1,105	Continental Resources Inc/OK †	84,975
4,155	Marathon Oil Corp	122,863
3,350	Occidental Petroleum Corp	288,301
2,232	Phillips 66	103,498
2,225	Total SA, ADR	111,473

		1,762,241

Total Energy		1,925,071

Financials — 25.5%
Capital Markets — 1.7%
1,620	Ameriprise Financial Inc	91,838
8,775	Invesco Ltd	219,287

		311,125

Commercial Banks — 6.3%
12,570	Fifth Third Bancorp	194,961
2,200	PNC Financial Services Group Inc	138,820
7,180	SunTrust Banks Inc	202,978
17,575	Wells Fargo & Co	606,865

		1,143,624

Consumer Finance — 2.3%
7,460	Capital One Financial Corp	425,295

Diversified Financial Services — 4.3%
12,192	Citigroup Inc	398,922
9,654	JPMorgan Chase & Co	390,794

		789,716

Insurance — 8.4%
4,561	ACE Ltd	344,811
7,585	Allstate Corp/The	300,442
3,260	Marsh & McLennan Cos Inc	110,612
3,290	PartnerRe Ltd	244,381
3,545	Reinsurance Group of America Inc	205,149
2,690	RenaissanceRe Holdings Ltd	207,238
3,025	Willis Group Holdings PLC	111,683

		1,524,316

Real Estate Investment Trusts (REITs) — 2.5%
10,515	American Capital Agency Corp	363,714
6,045	Capstead Mortgage Corp	81,547

		445,261

Total Financials		4,639,337

2

Health Care — 12.2%
Health Care Equipment & Supplies — 0.9%
2,680	Covidien PLC	159,246

Health Care Providers & Services — 3.5%
2,535	McKesson Corp	218,086
7,580	UnitedHealth Group Inc	420,008

		638,094

Pharmaceuticals — 7.8%
3,075	Abbott Laboratories	210,822
3,240	GlaxoSmithKline PLC, ADR	149,818
6,185	Johnson & Johnson	426,208
25,631	Pfizer Inc	636,930

		1,423,778

Total Health Care		2,221,118

Industrials — 9.1%
Aerospace & Defense — 1.1%
2,478	United Technologies Corp	194,003

Electrical Equipment — 3.0%
5,312	AMETEK Inc	188,310
2,565	Cooper Industries PLC	192,529
3,465	Emerson Electric Co	167,256

		548,095

Industrial Conglomerates — 1.7%
13,450	General Electric Co	305,449

Machinery — 3.3%
1,530	Deere & Co	126,210
4,935	Eaton Corp	233,228
3,240	Stanley Black & Decker Inc	247,050

		606,488

Total Industrials		1,654,035

Information Technology — 11.3%
Communications Equipment — 3.1%
13,485	Cisco Systems Inc	257,429
5,015	QUALCOMM Inc	313,387

		570,816

Computers & Peripherals — 3.6%
755	Apple Inc	503,781
5,255	EMC Corp/Massachusetts †	143,304

		647,085

Internet Software & Services — 0.9%
220	Google Inc, Class A †	165,990

3

Semiconductors & Semiconductor Equipment — 1.6%
12,385	Intel Corp	280,892

Software — 2.1%
4,455	Microsoft Corp	132,670
8,170	Oracle Corp	257,273

		389,943

Total Information Technology		2,054,726

Materials — 2.7%
Chemicals — 2.3%
1,905	PPG Industries Inc	218,770
1,928	Praxair Inc	200,281

		419,051

Metals & Mining — 0.4%
1,750	Freeport-McMoRan Copper & Gold Inc	69,265

Total Materials		488,316

Telecommunication Services — 4.5%
Diversified Telecommunication Services — 4.5%
12,600	AT&T Inc	475,020
7,359	CenturyLink Inc	297,304
10,915	Portugal Telecom SGPS SA, ADR	54,138

Total Telecommunication Services		826,462

Utilities — 7.1%
Electric Utilities — 3.4%
6,422	Exelon Corp	228,495
3,875	FirstEnergy Corp	170,888
2,975	ITC Holdings Corp	224,850

		624,233

Gas Utilities — 0.5%
4,715	Questar Corp	95,856

Multi-Utilities — 3.2%
11,965	CMS Energy Corp	281,776
7,705	Wisconsin Energy Corp	290,247

		572,023

Total Utilities		1,292,112

TOTAL COMMON STOCKS
(Cost $12,680,445)		17,988,086

INVESTMENT COMPANY — 2.0%
(Cost $359,233)
359,233	State Street Institutional U.S. Government Money Market Fund	359,233

4

TOTAL INVESTMENTS
(Cost $13,039,678)(e)	100.9%	18,347,319
OTHER ASSETS AND LIABILITIES (Net)	(0.9)	(163,560)

NET ASSETS	100.0%	$18,183,759

†	Non-income producing security.

(a)	Effective October 1, 2012, Integrity Asset Management, LLC, a wholly owned subsidiary of Munder Capital Management, serves as sub-advisor to the Fund.

(b)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$18,347,319
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$18,347,319

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above during the fiscal period ended September 30, 2012.

(c)	As of September 30, 2012, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (b) above).

(d)

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means

5

described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(e)	At September 30, 2012, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $5,450,079, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $142,438 and net appreciation for financial reporting purposes was $5,307,641. At September 30, 2012, aggregate cost for financial reporting purposes was $13,039,678.

ABBREVIATION:
ADR	—	American Depositary Receipt

At September 30, 2012, The country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of Net Assets	Value
COMMON STOCKS:
United States	90.1%	$16,386,504
United Kingdom	2.6	480,295
Bermuda	2.5	451,619
Switzerland	1.9	344,811
Ireland	0.9	159,246
France	0.6	111,473
Portugal	0.3	54,138

TOTAL COMMON STOCKS	98.9	17,988,086
INVESTMENT COMPANY	2.0	359,233

TOTAL INVESTMENTS	100.9	18,347,319
OTHER ASSETS AND LIABILITIES (NET)	(0.9)	(163,560)

NET ASSETS	100.0%	$18,183,759

6

Munder Micro-Cap Equity Fund

Portfolio of Investments, September 30, 2012 (Unaudited)

Shares		Value(a),(b),(c)

COMMON STOCKS — 95.5%

Consumer Discretionary — 15.0%
Auto Components — 0.5%
52,580	Modine Manufacturing Co †	$388,040

Hotels, Restaurants & Leisure — 4.5%
20,177	Bravo Brio Restaurant Group Inc †	293,575
100,807	Isle of Capri Casinos Inc †	700,609
52,325	Krispy Kreme Doughnuts Inc †	414,937
73,019	Marcus Corp	810,511
24,335	Multimedia Games Holding Co Inc †	382,789
17,826	Red Robin Gourmet Burgers Inc †	580,415
60,437	Ruby Tuesday Inc †	438,168

		3,621,004

Household Durables — 3.1%
159,180	Beazer Homes USA Inc †	565,089
22,951	Ethan Allen Interiors Inc	503,086
55,060	M/I Homes Inc †	1,064,860
41,609	Zagg Inc †	354,925

		2,487,960

Leisure Equipment & Products — 1.3%
12,724	Arctic Cat Inc †	527,537
52,636	LeapFrog Enterprises Inc †	474,777

		1,002,314

Media — 0.9%
164,699	LIN TV Corp, Class A †	724,676

Specialty Retail — 3.5%
6,819	America’s Car-Mart Inc †	310,060
26,531	Lithia Motors Inc, Class A	883,748
29,752	Shoe Carnival Inc	700,064
21,860	Stage Stores Inc	460,372
64,000	Zale Corp †	441,600

		2,795,844

Textiles, Apparel & Luxury Goods — 1.2%
42,018	Perry Ellis International Inc †	926,497

Total Consumer Discretionary		11,946,335

Consumer Staples — 0.7%
Food Products — 0.7%
92,692	Inventure Foods Inc †	527,418

1

Energy — 4.4%
Energy Equipment & Services — 2.5%
4,181	Geospace Technologies Corp †	511,796
40,696	Mitcham Industries Inc †	648,287
70,732	Newpark Resources Inc †	524,124
46,660	Pioneer Energy Services Corp †	363,482

		2,047,689

Oil, Gas & Consumable Fuels — 1.9%
22,411	PDC Energy Inc †	708,860
110,137	Triangle Petroleum Corp †	788,581

		1,497,441

Total Energy		3,545,130

Financials — 28.8%
Capital Markets — 4.3%
45,387	Calamos Asset Management Inc, Class A	528,304
173,140	Cowen Group Inc, Class A †	467,478
42,000	HFF Inc, Class A †	625,800
112,873	JMP Group Inc	619,673
24,270	KBW Inc	399,727
50,613	Safeguard Scientifics Inc †	794,118

		3,435,100

Commercial Banks — 11.4%
97,437	1st United Bancorp Inc/Boca Raton †	628,469
68,418	Bancorp Inc/DE †	702,653
14,179	Bank of Marin Bancorp	602,749
34,140	Banner Corp	925,194
31,337	Cardinal Financial Corp	448,119
53,006	Central Pacific Financial Corp †	757,986
35,535	Financial Institutions Inc	662,372
102,136	First Commonwealth Financial Corp	720,059
37,235	Renasant Corp	729,992
18,078	SCBT Financial Corp	728,182
490,410	Seacoast Banking Corp of Florida †	779,752
46,000	State Bank Financial Corp	758,540
67,167	Sterling Bancorp/NY	666,296

		9,110,363

Insurance — 1.6%
28,294	AMERISAFE Inc †	767,899
21,011	Homeowners Choice Inc	493,759

		1,261,658

Real Estate Investment Trusts (REITs) — 7.6%
7,125	Agree Realty Corp	181,616
29,498	Associated Estates Realty Corp	447,190
76,000	CapLease Inc	392,920
23,070	Chatham Lodging Trust	320,212
49,026	Monmouth Real Estate Investment Corp, Class A	548,601

100,662	NorthStar Realty Finance Corp	640,210

2

49,011	Parkway Properties Inc	655,277
17,407	Pennsylvania Real Estate Investment Trust	276,075
102,411	RAIT Financial Trust	537,658
29,000	Sabra Health Care REIT Inc	580,290
30,000	STAG Industrial Inc	487,800
119,400	Summit Hotel Properties Inc	1,019,676

		6,087,525

Real Estate Management & Development — 0.9%
51,094	Kennedy-Wilson Holdings Inc	713,783

Thrifts & Mortgage Finance — 3.0%
36,660	First Pactrust Bancorp Inc	458,616
42,943	OceanFirst Financial Corp	629,974
56,111	Rockville Financial Inc	687,360
14,700	WSFS Financial Corp	606,816

		2,382,766

Total Financials		22,991,195

Health Care — 14.0%
Biotechnology — 5.0%
70,169	Achillion Pharmaceuticals Inc †	730,459
24,103	Affymax Inc †	507,609
123,337	Astex Pharmaceuticals †	378,645
38,781	Idenix Pharmaceuticals Inc †	177,229
55,412	Raptor Pharmaceutical Corp †	308,091
91,199	Rigel Pharmaceuticals Inc †	934,790
76,611	Vanda Pharmaceuticals Inc †	308,742
144,456	Vical Inc †	624,050

		3,969,615

Health Care Equipment & Supplies — 2.2%
14,621	ICU Medical Inc †	884,278
84,462	Symmetry Medical Inc †	835,329

		1,719,607

Health Care Providers & Services — 4.6%
7,815	Air Methods Corp †	932,876
42,355	Gentiva Health Services Inc †	479,459
33,394	Kindred Healthcare Inc †	380,024
57,111	LCA-Vision Inc †	230,728
50,000	Metropolitan Health Networks Inc †	467,000
42,706	US Physical Therapy Inc	1,179,967

		3,670,054

Health Care Technology — 0.7%
47,527	Epocrates Inc †	553,689

Life Sciences Tools & Services — 0.7%
130,793	Affymetrix Inc †	566,334

3

Pharmaceuticals — 0.8%
127,653	Pain Therapeutics Inc †	644,648

Total Health Care		11,123,947

Industrials — 15.3%
Aerospace & Defense — 2.4%
28,300	AAR Corp	464,686
106,301	Kratos Defense & Security Solutions Inc †	620,798
40,596	LMI Aerospace Inc †	829,782

		1,915,266

Air Freight & Logistics — 0.6%
23,294	Park-Ohio Holdings Corp †	504,781

Commercial Services & Supplies — 1.5%
44,269	AT Cross Co, Class A †	441,362
10,119	Consolidated Graphics Inc †	264,004
22,281	Standard Parking Corp †	499,763

		1,205,129

Construction & Engineering — 0.9%
38,166	MYR Group Inc †	761,412

Electrical Equipment — 0.7%
13,816	AZZ Inc	524,732

Industrial Conglomerates — 0.6%
10,348	Standex International Corp	459,969

Machinery — 4.4%
31,626	Altra Holdings Inc	575,593
42,866	Commercial Vehicle Group Inc †	315,065
40,838	Douglas Dynamics Inc	603,994
25,090	Greenbrier Cos Inc †	404,953
30,706	John Bean Technologies Corp	501,429
65,989	Manitex International Inc †	477,100
25,792	Trimas Corp †	621,845

		3,499,979

Professional Services — 2.4%
28,482	Barrett Business Services Inc	771,862
11,796	Exponent Inc †	673,434
24,074	GP Strategies Corp †	465,110

		1,910,406

Road & Rail — 1.8%
20,722	Marten Transport Ltd	364,086
41,741	Quality Distribution Inc †	386,104
33,982	Saia Inc †	684,397

		1,434,587

Total Industrials		12,216,261

4

Information Technology — 12.8%
Computers & Peripherals — 1.4%
65,043	Datalink Corp †	538,556
364,905	Quantum Corp †	587,497

		1,126,053

Electronic Equipment, Instruments & Components — 2.0%
37,940	Mercury Computer Systems Inc †	402,923
144,408	Radisys Corp †	519,869
65,951	TTM Technologies Inc †	621,918

		1,544,710

Internet Software & Services — 1.3%
38,426	Keynote Systems Inc	556,409
49,345	Responsys Inc †	504,799

		1,061,208

IT Services — 0.7%
63,630	PRGX Global Inc †	544,673

Semiconductors & Semiconductor Equipment — 5.0%
109,305	FormFactor Inc †	611,015
68,778	Kulicke & Soffa Industries Inc †	715,291
79,183	O2Micro International Ltd, ADR †	296,144
80,991	Pericom Semiconductor Corp †	703,407
122,700	Photronics Inc †	658,899
40,600	Rudolph Technologies Inc †	426,300
104,062	Ultra Clean Holdings †	594,194

		4,005,250

Software — 2.4%
93,993	Actuate Corp †	660,771
65,850	American Software Inc/Georgia, Class A	537,336
45,967	Monotype Imaging Holdings Inc	716,625

		1,914,732

Total Information Technology		10,196,626

Materials — 4.5%
Chemicals — 2.5%
34,847	KMG Chemicals Inc	644,670
17,503	Koppers Holdings Inc	611,380
15,542	Quaker Chemical Corp	725,345

		1,981,395

Metals & Mining — 0.9%
56,560	Noranda Aluminum Holding Corp	378,386
22,500	Olympic Steel Inc	379,800

		758,186

5

Paper & Forest Products — 1.1%
49,263	PH Glatfelter Co	877,374

Total Materials		3,616,955

TOTAL COMMON STOCKS
(Cost $63,689,240)		76,163,867

INVESTMENT COMPANIES — 5.4%

Financials — 1.8%
Capital Markets — 1.8%
27,655	Golub Capital BDC Inc	439,714
30,012	TICC Capital Corp	312,125
57,834	Hercules Technology Growth Capital Inc	636,752

Total Financials		1,388,591

Multi-Sector — 3.6%
Multi-Industry — 3.6%
24,000	iShares Russell Microcap Index Fund	1,268,160
1,622,798	State Street Institutional U.S. Government Money Market Fund	1,622,798

Total Multi-Sector		2,890,958

TOTAL INVESTMENT COMPANIES
(Cost $4,091,441)		4,279,549

TOTAL INVESTMENTS
(Cost $67,780,681)(d)	100.9%	80,443,416
OTHER ASSETS AND LIABILITIES (Net)	(0.9)	(678,342)

NET ASSETS	100.0%	$79,765,074

†	Non-income producing security.
(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$80,443,416
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$80,443,416

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above, during the fiscal period ended September 30, 2012.

(b)	As of September 30, 2012, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges, if any, also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	At September 30, 2012, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $17,026,739, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $4,364,004 and net appreciation for financial reporting purposes was $12,662,735. At September 30, 2012, aggregate cost for financial reporting purposes was $67,780,681.

ABBREVIATION:
ADR	—	American Depositary Receipt

7

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, September 30, 2012 (Unaudited)

Shares		Value(a),(b),(c)

COMMON STOCKS — 98.5%

Consumer Discretionary — 18.0%
Auto Components — 1.1%
770,300	BorgWarner Inc †	$53,235,433

Distributors — 1.6%
4,061,200	LKQ Corp †	75,132,200

Hotels, Restaurants & Leisure — 1.2%
1,438,900	Marriott International Inc/DE, Class A	56,260,990

Household Durables — 1.4%
1,173,325	Tupperware Brands Corp	62,878,487

Media — 5.1%
2,794,700	Cinemark Holdings Inc	62,685,121
1,289,200	Discovery Communications Inc, Class A †	76,874,996
955,946	Liberty Media Corp - Liberty Capital, Class A †	99,580,895

		239,141,012

Multiline Retail — 1.4%
948,800	Family Dollar Stores Inc	62,905,440

Specialty Retail — 5.3%
2,306,200	Ascena Retail Group Inc †	49,467,990
1,377,000	Ltd Brands Inc	67,831,020
1,086,800	Ross Stores Inc	70,207,280
2,347,700	Sally Beauty Holdings Inc †	58,903,793

		246,410,083

Textiles, Apparel & Luxury Goods — 0.9%
500,000	Fossil Inc †	42,350,000

Total Consumer Discretionary		838,313,645

Consumer Staples — 5.5%
Beverages — 1.2%
1,055,100	Monster Beverage Corp †	57,144,216

Food Products — 1.2%
834,700	Green Mountain Coffee Roasters Inc †	19,824,125
681,500	TreeHouse Foods Inc †	35,778,750

		55,602,875

Household Products — 1.6%
1,382,050	Church & Dwight Co Inc	74,616,879

Personal Products — 1.5%
1,410,400	Herbalife Ltd	66,852,960

Total Consumer Staples		254,216,930

1

Energy — 7.9%
Energy Equipment & Services — 4.8%
1,052,000	Atwood Oceanics Inc †	47,813,400
448,350	Core Laboratories NV	54,465,558
1,093,200	Oceaneering International Inc	60,399,300
772,900	Oil States International Inc †	61,414,634

		224,092,892

Oil, Gas & Consumable Fuels — 3.1%
600,900	Concho Resources Inc †	56,935,275
2,651,600	Denbury Resources Inc †	42,849,856
2,526,100	Northern Oil and Gas Inc †	42,918,439

		142,703,570

Total Energy		366,796,462

Financials — 17.1%
Capital Markets — 5.1%
811,500	Affiliated Managers Group Inc †	99,814,500
3,174,300	Invesco Ltd	79,325,757
1,197,500	Northern Trust Corp	55,581,963

		234,722,220

Commercial Banks — 3.3%
4,491,900	Fifth Third Bancorp	69,669,369
4,126,900	First Niagara Financial Group Inc	33,386,621
727,975	Signature Bank/New York †	48,832,563

		151,888,553

Consumer Finance — 0.8%
1,709,400	Ezcorp Inc, Class A †	39,196,542

Insurance — 4.1%
2,815,700	Lincoln National Corp	68,111,783
1,131,000	Reinsurance Group of America Inc	65,450,970
712,300	RenaissanceRe Holdings Ltd	54,875,592

		188,438,345

Real Estate Investment Trusts (REITs) — 3.8%
809,525	Digital Realty Trust Inc	56,545,321
291,850	Essex Property Trust Inc	43,263,844
1,370,400	Macerich Co/The	78,427,992

		178,237,157

Total Financials		792,482,817

Health Care — 10.9%
Biotechnology — 1.2%
1,396,425	BioMarin Pharmaceutical Inc †	56,234,035

Health Care Equipment & Supplies — 3.7%
700,900	Cooper Cos Inc/The	66,207,014
1,572,100	DENTSPLY International Inc	59,959,894
88,910	Intuitive Surgical Inc †	44,066,463

		170,233,371

2

Health Care Providers & Services — 3.9%
709,450	DaVita Inc †	73,506,114
6,813,100	Health Management Associates Inc, Class A †	57,161,909
2,079,727	HealthSouth Corp †	50,038,232

		180,706,255

Health Care Technology — 1.0%
634,300	Cerner Corp †	49,101,163

Life Sciences Tools & Services — 1.1%
305,300	Mettler-Toledo International Inc †	52,126,922

Total Health Care		508,401,746

Industrials — 13.1%
Aerospace & Defense — 1.0%
277,300	Precision Castparts Corp	45,294,182

Air Freight & Logistics — 0.6%
758,600	Expeditors International of Washington Inc	27,582,696

Building Products — 1.5%
2,536,200	Fortune Brands Home & Security Inc †	68,502,762

Commercial Services & Supplies — 2.5%
1,596,600	Iron Mountain Inc	54,460,026
662,575	Stericycle Inc †	59,976,289

		114,436,315

Electrical Equipment — 1.0%
1,336,300	AMETEK Inc	47,371,835

Machinery — 3.8%
472,682	Joy Global Inc	26,498,553
926,100	Stanley Black & Decker Inc	70,615,125
1,489,440	Terex Corp †	33,631,555
815,800	WABCO Holdings Inc †	47,047,186

		177,792,419

Marine — 0.0%*
35,933	Kirby Corp †	1,986,376

Professional Services — 1.3%
600,150	IHS Inc, Class A †	58,424,603

Road & Rail — 1.4%
891,225	Kansas City Southern	67,537,030

Total Industrials		608,928,218

Information Technology — 12.6%
IT Services — 2.8%
1,105,510	Cognizant Technology Solutions Corp, Class A †	77,297,259
699,575	Fiserv Inc †	51,789,537

		129,086,796

Office Electronics — 0.9%
5,817,800	Xerox Corp	42,702,652

3

Semiconductors & Semiconductor Equipment — 2.7%
1,550,200	Microchip Technology Inc	50,753,548
3,214,300	Skyworks Solutions Inc †	75,744,980

		126,498,528

Software — 6.2%
928,975	Check Point Software Technologies Ltd †	44,739,436
3,343,700	Mentor Graphics Corp †	51,760,476
1,279,900	MICROS Systems Inc †	62,868,688
1,245,100	Red Hat Inc †	70,895,994
1,307,525	Solera Holdings Inc	57,361,122

		287,625,716

Total Information Technology		585,913,692

Materials — 6.0%
Chemicals — 4.4%
938,025	Airgas Inc	77,199,457
824,900	Ecolab Inc	53,461,769
1,397,000	LyondellBasell Industries NV, Class A	72,169,020

		202,830,246

Containers & Packaging — 1.6%
1,994,550	Crown Holdings Inc †	73,299,713

Total Materials		276,129,959

Telecommunication Services — 1.6%
Wireless Telecommunication Services — 1.6%
1,193,300	SBA Communications Corp, Class A †	75,058,570

Utilities — 5.8%
Electric Utilities — 2.8%
864,200	ITC Holdings Corp	65,316,236
1,733,850	Northeast Utilities	66,285,085

		131,601,321

Multi-Utilities — 3.0%
3,534,800	NiSource Inc	90,066,704
1,330,312	NorthWestern Corp	48,197,204

		138,263,908

Total Utilities		269,865,229

TOTAL COMMON STOCKS
(Cost $3,431,995,193)		4,576,107,268

INVESTMENT COMPANIES — 1.3%

Financials — 1.3%
Capital Markets — 1.3%
5,249,500	American Capital Ltd †	59,529,330

4

Multi-Sector — 0.0%*
Multi-Industry — 0.0%*
12,700	SPDR S&P MidCap 400 ETF Trust	2,284,984

TOTAL INVESTMENT COMPANIES
(Cost $50,074,361)		61,814,314

TOTAL INVESTMENTS
(Cost $3,482,069,554)(d)	99.8%	4,637,921,582
OTHER ASSETS AND LIABILITIES (Net)	0.2	10,868,507

NET ASSETS	100.0%	$4,648,790,089

*	Amount represents less than 0.05% of net assets.

†	Non-income producing security.

(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$4,637,921,582
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$4,637,921,582

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above, during the fiscal period ended September 30, 2012.

(b)	As of September 30, 2012, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

(c)

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on

5

foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	At September 30, 2012, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,223,725,638, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $67,873,610 and net appreciation for financial reporting purposes was $1,155,852,028. At September 30, 2012, aggregate cost for financial reporting purposes was $3,482,069,554.

At September 30, 2012, The country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of Net Assets	Value

COMMON STOCKS:
United States	92.1%	$4,283,004,702
Netherlands	2.7	126,634,578
Cayman Islands	1.5	66,852,960
Bermuda	1.2	54,875,592
Israel	1.0	44,739,436

TOTAL COMMON STOCKS	98.5	4,576,107,268
INVESTMENT COMPANIES	1.3	61,814,314

TOTAL INVESTMENTS	99.8	4,637,921,582
OTHER ASSETS AND LIABILITIES (NET)	0.2	10,868,507

NET ASSETS	100.0%	$4,648,790,089

6

Munder Veracity Small-Cap Value Fund

Portfolio of Investments, September 30, 2012 (Unaudited)

Shares		Value(a),(b),(c)

COMMON STOCKS — 101.4%

Consumer Discretionary — 13.0%
Auto Components — 1.6%
102,795	Cooper Tire & Rubber Co	$1,971,608
133,253	Dana Holding Corp	1,639,012
223,150	Modine Manufacturing Co †	1,646,847

		5,257,467

Hotels, Restaurants & Leisure — 2.5%
74,952	CEC Entertainment Inc	2,257,554
165,847	Isle of Capri Casinos Inc †	1,152,637
215,967	Ruby Tuesday Inc †	1,565,761
74,930	Ryman Hospitality Properties Inc †	2,961,983

		7,937,935

Household Durables — 2.7%
101,163	Meritage Homes Corp †	3,847,229
162,671	Ryland Group Inc/The	4,880,130

		8,727,359

Media — 1.5%
354,513	Belo Corp, Class A	2,775,837
254,420	Live Nation Entertainment Inc †	2,190,556

		4,966,393

Specialty Retail — 4.0%
97,577	Asbury Automotive Group Inc †	2,727,277
57,890	Children’s Place Retail Stores Inc/The †	3,473,400
26,954	Genesco Inc †	1,798,641
74,780	Shoe Carnival Inc	1,759,573
158,021	Stage Stores Inc	3,327,922

		13,086,813

Textiles, Apparel & Luxury Goods — 0.7%
42,135	Warnaco Group Inc/The †	2,186,806

Total Consumer Discretionary		42,162,773

Consumer Staples — 3.0%
Food & Staples Retailing — 1.5%
41,643	Casey’s General Stores Inc	2,379,481
63,681	Harris Teeter Supermarkets Inc	2,473,370

		4,852,851

1

Food Products — 1.5%
47,454	Hain Celestial Group Inc/The †	2,989,602
37,926	TreeHouse Foods Inc †	1,991,115

		4,980,717

Total Consumer Staples		9,833,568

Energy — 6.2%
Energy Equipment & Services — 1.7%
78,548	Forum Energy Technologies Inc †	1,910,288
93,393	Helix Energy Solutions Group Inc †	1,706,290
257,542	Pioneer Energy Services Corp †	2,006,252

		5,622,830

Oil, Gas & Consumable Fuels — 4.5%
155,401	Gulfport Energy Corp †	4,857,835
353,298	Kodiak Oil & Gas Corp †	3,306,869
106,913	PDC Energy Inc †	3,381,658
121,920	Stone Energy Corp †	3,062,631

		14,608,993

Total Energy		20,231,823

Financials — 31.9%
Capital Markets — 2.0%
218,836	Investment Technology Group Inc †	1,903,873
103,355	KBW Inc	1,702,257
93,332	Waddell & Reed Financial Inc, Class A	3,058,490

		6,664,620

Commercial Banks — 15.0%
310,627	BancorpSouth Inc	4,578,642
72,300	Banner Corp	1,959,330
124,780	Cardinal Financial Corp	1,784,354
236,272	Central Pacific Financial Corp †	3,378,690
236,400	First Commonwealth Financial Corp	1,666,620
133,777	First Financial Bancorp	2,262,169
471,788	First Horizon National Corp	4,543,318
243,834	Fulton Financial Corp	2,404,203
161,690	Glacier Bancorp Inc	2,519,130
98,023	MB Financial Inc	1,935,954
284,752	National Penn Bancshares Inc	2,594,091
77,658	PacWest Bancorp	1,814,868
145,830	Sterling Financial Corp/WA	3,247,634
368,273	Susquehanna Bancshares Inc	3,852,136
1,076,366	Synovus Financial Corp	2,550,987
62,550	Trustmark Corp	1,522,467
268,021	Western Alliance Bancorp †	2,733,814
88,832	Wintrust Financial Corp	3,337,418

		48,685,825

Insurance — 4.3%
142,239	Amtrust Financial Services Inc	3,644,163

2

185,500	CNO Financial Group Inc	1,790,075
34,200	Navigators Group Inc/The †	1,683,495
37,223	ProAssurance Corp	3,366,448
50,490	RLI Corp	3,365,664

		13,849,845

Real Estate Investment Trusts (REITs) — 9.9%
117,215	Associated Estates Realty Corp	1,776,979
89,925	Colonial Properties Trust	1,892,921
294,973	CubeSmart	3,796,302
394,990	DiamondRock Hospitality Co	3,803,754
296,714	Education Realty Trust Inc	3,234,183
291,499	Inland Real Estate Corp	2,404,867
242,224	Lexington Realty Trust	2,339,884
44,460	LTC Properties Inc	1,416,051
217,000	Medical Properties Trust Inc	2,267,650
437,350	NorthStar Realty Finance Corp	2,781,546
225,100	RAIT Financial Trust	1,181,775
296,010	Sunstone Hotel Investors Inc †	3,256,110
71,563	Washington Real Estate Investment Trust	1,919,320

		32,071,342

Thrifts & Mortgage Finance — 0.7%
492,585	Radian Group Inc	2,137,819

Total Financials		103,409,451

Health Care — 7.4%
Health Care Equipment & Supplies — 0.6%
31,166	ICU Medical Inc †	1,884,920

Health Care Providers & Services — 5.4%
72,595	Amsurg Corp †	2,060,246
47,595	Centene Corp †	1,780,529
439,367	Health Management Associates Inc, Class A †	3,686,289
176,620	HealthSouth Corp †	4,249,477
108,557	Kindred Healthcare Inc †	1,235,379
48,551	Magellan Health Services Inc †	2,505,717
36,967	WellCare Health Plans Inc †	2,090,484

		17,608,121

Pharmaceuticals — 1.4%
98,336	Impax Laboratories Inc †	2,552,802
63,000	ViroPharma Inc †	1,903,860

		4,456,662

Total Health Care		23,949,703

Industrials — 13.2%
Aerospace & Defense — 2.6%
144,148	AAR Corp	2,366,910
58,815	Esterline Technologies Corp †	3,301,874
109,712	Hexcel Corp †	2,635,282

		8,304,066

3

Commercial Services & Supplies — 1.2%
50,841	Consolidated Graphics Inc †	1,326,441
84,087	Deluxe Corp	2,569,699

		3,896,140

Construction & Engineering — 2.0%
155,888	Dycom Industries Inc †	2,241,669
108,750	EMCOR Group Inc	3,103,725
82,371	Primoris Services Corp	1,074,942

		6,420,336

Industrial Conglomerates — 0.4%
31,866	Standex International Corp	1,416,444

Machinery — 3.4%
116,989	Actuant Corp, Class A	3,348,225
62,463	Crane Co	2,494,148
97,887	Greenbrier Cos Inc †	1,579,896
74,540	ITT Corp	1,501,981
35,036	Robbins & Myers Inc	2,088,146

		11,012,396

Road & Rail — 3.6%
46,590	Genesee & Wyoming Inc, Class A †	3,115,007
115,246	Old Dominion Freight Line Inc †	3,475,819
109,193	RailAmerica Inc †	2,999,532
95,140	Werner Enterprises Inc	2,033,142

		11,623,500

Total Industrials		42,672,882

Information Technology — 13.7%
Communications Equipment — 1.1%
158,152	Arris Group Inc †	2,022,764
105,157	Ciena Corp †	1,430,135

		3,452,899

Electronic Equipment & Instruments — 4.4%
219,243	Benchmark Electronics Inc †	3,347,841
95,266	Plexus Corp †	2,885,607
95,164	SYNNEX Corp †	3,100,443
250,925	TTM Technologies Inc †	2,366,223
270,370	Vishay Intertechnology Inc †	2,657,737

		14,357,851

Semiconductors & Semiconductor Equipment — 5.2%
184,800	Entegris Inc †	1,502,424
267,334	Fairchild Semiconductor International Inc †	3,507,422
530,349	Integrated Device Technology Inc †	3,118,452
139,976	International Rectifier Corp †	2,336,200
330,141	Intersil Corp, Class A	2,888,734
362,012	Photronics Inc †	1,944,004
330,200	TriQuint Semiconductor Inc †	1,667,510

		16,964,746

4

Software — 3.0%
245,885	Compuware Corp †	2,436,721
191,715	Mentor Graphics Corp †	2,967,748
87,510	Parametric Technology Corp †	1,907,718
108,875	Progress Software Corp †	2,328,836

		9,641,023

Total Information Technology		44,416,519

Materials — 7.0%
Chemicals — 3.6%
75,646	HB Fuller Co	2,320,819
57,208	Innophos Holdings Inc	2,774,016
24,145	Minerals Technologies Inc	1,712,605
144,918	PolyOne Corp	2,401,291
52,183	Quaker Chemical Corp	2,435,381

		11,644,112

Metals & Mining — 3.4%
45,586	Carpenter Technology Corp	2,385,060
45,785	Kaiser Aluminum Corp	2,673,386
248,161	Noranda Aluminum Holding Corp	1,660,197
74,459	RTI International Metals Inc †	1,782,548
114,079	Worthington Industries Inc	2,470,951

		10,972,142

Total Materials		22,616,254

Utilities — 6.0%
Electric Utilities — 4.5%
72,055	El Paso Electric Co	2,467,884
84,929	IDACORP Inc	3,674,878
208,642	PNM Resources Inc	4,387,741
65,440	Portland General Electric Co	1,769,498
62,704	UIL Holdings Corp	2,248,565

		14,548,566

Multi-Utilities — 1.5%
68,600	NorthWestern Corp	2,485,378
89,885	Vectren Corp	2,570,711

		5,056,089

Total Utilities		19,604,655

TOTAL COMMON STOCKS
(Cost $281,274,621)		328,897,628

5

INVESTMENT COMPANY — 1.5%
(Cost $4,897,814)
4,897,814	State Street Institutional U.S. Government Money Market Fund	4,897,814

TOTAL INVESTMENTS
(Cost $286,172,435)(d)	102.9%	333,795,442
OTHER ASSETS AND LIABILITIES (Net)	(2.9)	(9,250,602)

NET ASSETS	100.0%	$324,544,840

†	Non-income producing security.

(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$333,795,442
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$333,795,442

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above, during the fiscal period ended September 30, 2012.

(b)	As of September 30, 2012, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

(c)

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current

6

fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges, if any, also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	At September 30, 2012, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $58,755,412, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $11,132,405 and net appreciation for financial reporting purposes was $47,623,007. At September 30, 2012, aggregate cost for financial reporting purposes was $286,172,435.

7

Item 2.	Controls and Procedures.

(a)    Within 90 days of the filing date of this Form N-Q, James V. FitzGerald, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. FitzGerald and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST

By:	/s/ James V. FitzGerald
James V. FitzGerald
President and Principal Executive Officer

Date:	November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James V. FitzGerald
James V. FitzGerald
President and Principal Executive Officer

Date:	November 26, 2012

By:	/s/ Peter K. Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	November 26, 2012